UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07896

GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Global Growth Fund

Class AAA - GICPX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund. The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers. You may find additional information about the Fund at https://gabelli.com/ticker/GICPX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class AAA	$96	0.90%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Growth Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification. In Europe, economic fundamentals were slow but stable with uneven outlooks across the EU. Japan's central bank continues to edge forward with a gradual tightening cycle; the policy rate increased to 0.75%, the highest level in decades. Despite sluggish job growth in the US, unemployment remains low, reflecting a market constrained evenly across both supply and demand. Top contributors included NVIDIA, GE Vernova, and Broadcom. Detractors included ServiceNow, Inc., Chipotle, and KKR & Co.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Growth Fund - Class AAA	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
12/15	10,000	10,000	10,000
12/16	10,120	10,848	10,291
12/17	13,057	13,519	13,128
12/18	12,691	12,312	12,427
12/19	16,591	15,673	16,138
12/20	22,470	18,309	20,534
12/21	27,211	21,795	23,626
12/22	17,020	17,880	17,150
12/23	22,887	21,959	21,697
12/24	29,687	25,916	25,503
12/25	33,826	31,843	29,185

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class AAA	13.94%	8.52%	12.96%
MSCI ACWI Index	22.87%	11.70%	12.28%
Lipper Global Large-Cap Growth Fund Classification	14.44%	7.28%	11.30%

Fund Statistics

  Total Net Assets$191,481,532
  Number of Portfolio Holdings53
  Portfolio Turnover Rate15%
  Management Fees$1,019,797

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GICPX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.2%
Microsoft Corp.	6.2%
Alphabet Inc.	4.8%
Eli Lilly & Co.	4.7%
Amazon.com Inc.	4.5%
Broadcom Inc.	4.1%
Apple Inc.	3.5%
GE Vernova Inc.	3.2%
General Electric Co.	3.2%
Netflix Inc.	3.2%

Portfolio Weighting (% of net assets)

Common Stocks	95.1%
U.S. Government Obligations	5.0%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	19.3%
Financials	14.9%
Industrials	14.7%
Communication Services	12.6%
Information Technology - Software and Services	11.8%
Health Care	10.7%
Consumer Discretionary	8.9%
U.S. Government Obligations	5.0%
Other Industry sectors	2.2%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Global Growth Fund

Annual Shareholder Report - December 31, 2025

Class AAA - GICPX

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GICPX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GICPX-25-ATSR

The Gabelli Global Growth Fund

Class C - GGGCX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund. The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers. You may find additional information about the Fund at https://gabelli.com/ticker/GGGCX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class C	$96	0.90%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Growth Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification. In Europe, economic fundamentals were slow but stable with uneven outlooks across the EU. Japan's central bank continues to edge forward with a gradual tightening cycle; the policy rate increased to 0.75%, the highest level in decades. Despite sluggish job growth in the US, unemployment remains low, reflecting a market constrained evenly across both supply and demand. Top contributors included NVIDIA, GE Vernova, and Broadcom. Detractors included ServiceNow, Inc., Chipotle, and KKR & Co.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Growth Fund - Class C	The Gabelli Global Growth Fund - Class C (includes sales charge)	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
12/15	10,000	10,000	10,000	10,000
12/16	10,043	9,943	10,848	10,291
12/17	12,859	12,731	13,519	13,128
12/18	12,409	12,285	12,312	12,427
12/19	16,109	15,949	15,673	16,138
12/20	21,814	21,596	18,309	20,534
12/21	26,412	26,149	21,795	23,626
12/22	16,521	16,356	17,880	17,150
12/23	22,214	21,993	21,959	21,697
12/24	28,816	28,529	25,916	25,503
12/25	32,834	32,507	31,843	29,185

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class C	13.94%	8.52%	12.63%
The Gabelli Global Growth Fund - Class C (includes sales charge)	12.94%	8.52%	12.63%
MSCI ACWI Index	22.87%	11.70%	12.28%
Lipper Global Large-Cap Growth Fund Classification	14.44%	7.28%	11.30%

Fund Statistics

  Total Net Assets$191,481,532
  Number of Portfolio Holdings53
  Portfolio Turnover Rate15%
  Management Fees$1,019,797

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GGGCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.2%
Microsoft Corp.	6.2%
Alphabet Inc.	4.8%
Eli Lilly & Co.	4.7%
Amazon.com Inc.	4.5%
Broadcom Inc.	4.1%
Apple Inc.	3.5%
GE Vernova Inc.	3.2%
General Electric Co.	3.2%
Netflix Inc.	3.2%

Portfolio Weighting (% of net assets)

Common Stocks	95.1%
U.S. Government Obligations	5.0%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	19.3%
Financials	14.9%
Industrials	14.7%
Communication Services	12.6%
Information Technology - Software and Services	11.8%
Health Care	10.7%
Consumer Discretionary	8.9%
U.S. Government Obligations	5.0%
Other Industry sectors	2.2%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Global Growth Fund

Annual Shareholder Report - December 31, 2025

Class C - GGGCX

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GGGCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGGCX-25-ATSR

The Gabelli Global Growth Fund

Class I - GGGIX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund. The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers. You may find additional information about the Fund at https://gabelli.com/ticker/GGGIX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class I	$96	0.90%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Growth Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification. In Europe, economic fundamentals were slow but stable with uneven outlooks across the EU. Japan's central bank continues to edge forward with a gradual tightening cycle; the policy rate increased to 0.75%, the highest level in decades. Despite sluggish job growth in the US, unemployment remains low, reflecting a market constrained evenly across both supply and demand. Top contributors included NVIDIA, GE Vernova, and Broadcom. Detractors included ServiceNow, Inc., Chipotle, and KKR & Co.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Growth Fund - Class I	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
12/15	10,000	10,000	10,000
12/16	10,195	10,848	10,291
12/17	13,237	13,519	13,128
12/18	12,923	12,312	12,427
12/19	16,934	15,673	16,138
12/20	22,926	18,309	20,534
12/21	27,764	21,795	23,626
12/22	17,372	17,880	17,150
12/23	23,362	21,959	21,697
12/24	30,302	25,916	25,503
12/25	34,529	31,843	29,185

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class I	13.95%	8.53%	13.19%
MSCI ACWI Index	22.87%	11.70%	12.28%
Lipper Global Large-Cap Growth Fund Classification	14.44%	7.28%	11.30%

Fund Statistics

  Total Net Assets$191,481,532
  Number of Portfolio Holdings53
  Portfolio Turnover Rate15%
  Management Fees$1,019,797

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GGGIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.2%
Microsoft Corp.	6.2%
Alphabet Inc.	4.8%
Eli Lilly & Co.	4.7%
Amazon.com Inc.	4.5%
Broadcom Inc.	4.1%
Apple Inc.	3.5%
GE Vernova Inc.	3.2%
General Electric Co.	3.2%
Netflix Inc.	3.2%

Portfolio Weighting (% of net assets)

Common Stocks	95.1%
U.S. Government Obligations	5.0%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	19.3%
Financials	14.9%
Industrials	14.7%
Communication Services	12.6%
Information Technology - Software and Services	11.8%
Health Care	10.7%
Consumer Discretionary	8.9%
U.S. Government Obligations	5.0%
Other Industry sectors	2.2%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Global Growth Fund

Annual Shareholder Report - December 31, 2025

Class I - GGGIX

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GGGIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGGIX-25-ATSR

The Gabelli Global Growth Fund

Class A - GGGAX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Growth Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund’s investment objective primarily seeks to provide investors with appreciation of capital. Current income is a secondary objective of the Fund. The Fund’s investment strategy is to invest at least 65% of its total assets in common stocks of companies which the portfolio managers believe are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Global Growth Fund invests primarily in common stocks of foreign and domestic small-capitalization, mid-capitalization, and large-capitalization issuers. As a “global” fund, the Fund invests in securities of issuers, or related investments thereof, located in at least three countries, and at least 40% of the Fund’s total net assets are invested in securities of non-U.S. issuers. You may find additional information about the Fund at https://gabelli.com/ticker/GGGAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Growth Fund - Class A	$96	0.90%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Growth Fund underperformed its benchmarks, the MSCI AC World Index and Lipper Global Large-Cap Growth Fund Classification. In Europe, economic fundamentals were slow but stable with uneven outlooks across the EU. Japan's central bank continues to edge forward with a gradual tightening cycle; the policy rate increased to 0.75%, the highest level in decades. Despite sluggish job growth in the US, unemployment remains low, reflecting a market constrained evenly across both supply and demand. Top contributors included NVIDIA, GE Vernova, and Broadcom. Detractors included ServiceNow, Inc., Chipotle, and KKR & Co.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Growth Fund - Class A	The Gabelli Global Growth Fund - Class A (includes sales charge)	MSCI ACWI Index	Lipper Global Large-Cap Growth Fund Classification
12/15	10,000	10,000	10,000	10,000
12/16	10,125	9,543	10,848	10,291
12/17	13,059	11,600	13,519	13,128
12/18	12,694	10,627	12,312	12,427
12/19	16,596	13,095	15,673	16,138
12/20	22,467	16,709	18,309	20,534
12/21	27,205	19,070	21,795	23,626
12/22	17,014	11,240	17,880	17,150
12/23	22,884	14,248	21,959	21,697
12/24	29,683	17,418	25,916	25,503
12/25	33,822	18,705	31,843	29,185

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Global Growth Fund - Class A	13.94%	8.52%	12.96%
The Gabelli Global Growth Fund - Class A (includes sales charge)	7.39%	7.25%	12.29%
MSCI ACWI Index	22.87%	11.70%	12.28%
Lipper Global Large-Cap Growth Fund Classification	14.44%	7.28%	11.30%

Fund Statistics

  Total Net Assets$191,481,532
  Number of Portfolio Holdings53
  Portfolio Turnover Rate15%
  Management Fees$1,019,797

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GGGAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NVIDIA Corp.	7.2%
Microsoft Corp.	6.2%
Alphabet Inc.	4.8%
Eli Lilly & Co.	4.7%
Amazon.com Inc.	4.5%
Broadcom Inc.	4.1%
Apple Inc.	3.5%
GE Vernova Inc.	3.2%
General Electric Co.	3.2%
Netflix Inc.	3.2%

Portfolio Weighting (% of net assets)

Common Stocks	95.1%
U.S. Government Obligations	5.0%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Information Technology - Semiconductors, Hardware, and Equipment	19.3%
Financials	14.9%
Industrials	14.7%
Communication Services	12.6%
Information Technology - Software and Services	11.8%
Health Care	10.7%
Consumer Discretionary	8.9%
U.S. Government Obligations	5.0%
Other Industry sectors	2.2%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Global Growth Fund

Annual Shareholder Report - December 31, 2025

Class A - GGGAX

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GGGAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGGAX-25-ATSR

The Gabelli Global Content & Connectivity Fund

Class AAA - GABTX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The primary investment objective of The Gabelli Global Content & Connectivity Fund is capital appreciation. The Fund’s secondary investment objective is current income. The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC (the Adviser), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry. You may find additional information about the Fund at https://gabelli.com/ticker/GABTX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class AAA	$104	0.91%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Content and Connectivity Fund outperformed its broad-based benchmark, the MSCI AC World Index and underperformed its comparative benchmark, the MSCI AC World Communication Services Index. Returns were driven by solid corporate earnings, expectations for lower interest rates and moderating inflation, although investor concerns about elevated levels of AI spending and stretched valuations of some AI-related firms weighed on market performance. Contributors to the portfolio included SoftBank Group, Millicom International Cellular, and Alphabet. Detractors included Anterix Inc, PayPal Holdings, and Equinix, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Content & Connectivity Fund - Class AAA	MSCI ACWI Index	MSCI AC World Communication Services Index
12/15	10,000	10,000	10,000
12/16	10,265	10,848	10,585
12/17	11,638	13,519	11,496
12/18	10,255	12,312	10,335
12/19	11,856	15,673	12,931
12/20	13,803	18,309	16,048
12/21	14,517	21,795	17,784
12/22	10,362	17,880	11,501
12/23	12,734	21,959	15,886
12/24	15,580	25,916	20,962
12/25	19,885	31,843	27,871

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class AAA	27.63%	7.57%	7.12%
MSCI ACWI Index	22.87%	11.70%	12.28%
MSCI AC World Communication Services Index	32.96%	11.67%	10.79%

Fund Statistics

  Total Net Assets$76,469,688
  Number of Portfolio Holdings53
  Portfolio Turnover Rate13%
  Management Fees$197,399

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABTX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	9.5%
Alphabet Inc.	9.0%
Prosus NV	6.1%
Meta Platforms Inc.	6.1%
T-Mobile US Inc.	5.8%
Millicom International Cellular SA	4.9%
Deutsche Telekom AG	4.3%
Telephone and Data Systems Inc.	4.0%
Microsoft Corp.	3.8%
Rogers Communications Inc.	3.5%

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
Preferred Stocks	1.0%
Other Assets and Liabilities (Net)	(0.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	76.3%
Consumer Discretionary	11.1%
Information Technology	6.4%
Financials	4.9%
Real Estate	2.2%
OtherFootnote Reference*	0.0%
Other Assets and Liabilities (Net)	(0.9)%
Footnote	Description
Footnote*	Amount represents less than 0.05%

The Gabelli Global Content & Connectivity Fund

Annual Shareholder Report - December 31, 2025

Class AAA - GABTX

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GABTX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABTX-25-ATSR

The Gabelli Global Content & Connectivity Fund

Class C - GTCCX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The primary investment objective of The Gabelli Global Content & Connectivity Fund is capital appreciation. The Fund’s secondary investment objective is current income. The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC (the Adviser), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry. You may find additional information about the Fund at https://gabelli.com/ticker/GTCCX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class C	$107	0.91%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Content and Connectivity Fund outperformed its broad-based benchmark, the MSCI AC World Index and underperformed its comparative benchmark, the MSCI AC World Communication Services Index. Returns were driven by solid corporate earnings, expectations for lower interest rates and moderating inflation, although investor concerns about elevated levels of AI spending and stretched valuations of some AI-related firms weighed on market performance. Contributors to the portfolio included SoftBank Group, Millicom International Cellular, and Alphabet. Detractors included Anterix Inc, PayPal Holdings, and Equinix, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Content & Connectivity Fund - Class C	The Gabelli Global Content & Connectivity Fund - Class C (includes sales charge)	MSCI ACWI Index	MSCI AC World Communication Services Index
12/15	10,000	10,000	10,000	10,000
12/16	10,187	10,087	10,848	10,585
12/17	11,463	11,351	13,519	11,496
12/18	10,024	9,925	12,312	10,335
12/19	11,508	11,395	15,673	12,931
12/20	13,400	13,269	18,309	16,048
12/21	14,093	13,954	21,795	17,784
12/22	8,026	7,947	17,880	11,501
12/23	12,394	12,272	21,959	15,886
12/24	15,162	15,013	25,916	20,962
12/25	20,649	20,447	31,843	27,871

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class C	36.19%	8.86%	7.43%
The Gabelli Global Content & Connectivity Fund - Class C (includes sales charge)	35.19%	8.86%	7.43%
MSCI ACWI Index	22.87%	11.70%	12.28%
MSCI AC World Communication Services Index	32.96%	11.67%	10.79%

Fund Statistics

  Total Net Assets$76,469,688
  Number of Portfolio Holdings53
  Portfolio Turnover Rate13%
  Management Fees$197,399

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GTCCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	9.5%
Alphabet Inc.	9.0%
Prosus NV	6.1%
Meta Platforms Inc.	6.1%
T-Mobile US Inc.	5.8%
Millicom International Cellular SA	4.9%
Deutsche Telekom AG	4.3%
Telephone and Data Systems Inc.	4.0%
Microsoft Corp.	3.8%
Rogers Communications Inc.	3.5%

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
Preferred Stocks	1.0%
Other Assets and Liabilities (Net)	(0.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	76.3%
Consumer Discretionary	11.1%
Information Technology	6.4%
Financials	4.9%
Real Estate	2.2%
OtherFootnote Reference*	0.0%
Other Assets and Liabilities (Net)	(0.9)%
Footnote	Description
Footnote*	Amount represents less than 0.05%

The Gabelli Global Content & Connectivity Fund

Annual Shareholder Report - December 31, 2025

Class C - GTCCX

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GTCCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GTCCX-25-ATSR

The Gabelli Global Content & Connectivity Fund

Class I - GTTIX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The primary investment objective of The Gabelli Global Content & Connectivity Fund is capital appreciation. The Fund’s secondary investment objective is current income. The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC (the Adviser), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry. You may find additional information about the Fund at https://gabelli.com/ticker/GTTIX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class I	$104	0.91%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Content and Connectivity Fund outperformed its broad-based benchmark, the MSCI AC World Index and underperformed its comparative benchmark, the MSCI AC World Communication Services Index. Returns were driven by solid corporate earnings, expectations for lower interest rates and moderating inflation, although investor concerns about elevated levels of AI spending and stretched valuations of some AI-related firms weighed on market performance. Contributors to the portfolio included SoftBank Group, Millicom International Cellular, and Alphabet. Detractors included Anterix Inc, PayPal Holdings, and Equinix, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Content & Connectivity Fund - Class I	MSCI ACWI Index	MSCI AC World Communication Services Index
12/15	10,000	10,000	10,000
12/16	10,295	10,848	10,585
12/17	11,757	13,519	11,496
12/18	10,432	12,312	10,335
12/19	12,145	15,673	12,931
12/20	14,139	18,309	16,048
12/21	14,871	21,795	17,784
12/22	10,615	17,880	11,501
12/23	13,046	21,959	15,886
12/24	15,955	25,916	20,962
12/25	20,362	31,843	27,871

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class I	27.62%	7.57%	7.37%
MSCI ACWI Index	22.87%	11.70%	12.28%
MSCI AC World Communication Services Index	32.96%	11.67%	10.79%

Fund Statistics

  Total Net Assets$76,469,688
  Number of Portfolio Holdings53
  Portfolio Turnover Rate13%
  Management Fees$197,399

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GTTIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	9.5%
Alphabet Inc.	9.0%
Prosus NV	6.1%
Meta Platforms Inc.	6.1%
T-Mobile US Inc.	5.8%
Millicom International Cellular SA	4.9%
Deutsche Telekom AG	4.3%
Telephone and Data Systems Inc.	4.0%
Microsoft Corp.	3.8%
Rogers Communications Inc.	3.5%

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
Preferred Stocks	1.0%
Other Assets and Liabilities (Net)	(0.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	76.3%
Consumer Discretionary	11.1%
Information Technology	6.4%
Financials	4.9%
Real Estate	2.2%
OtherFootnote Reference*	0.0%
Other Assets and Liabilities (Net)	(0.9)%
Footnote	Description
Footnote*	Amount represents less than 0.05%

The Gabelli Global Content & Connectivity Fund

Annual Shareholder Report - December 31, 2025

Class I - GTTIX

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GTTIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GTTIX-25-ATSR

The Gabelli Global Content & Connectivity Fund

Class A - GTCAX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Content & Connectivity Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The primary investment objective of The Gabelli Global Content & Connectivity Fund is capital appreciation. The Fund’s secondary investment objective is current income. The Fund’s investment strategy is to invest its net assets in common stocks of companies in the telecommunications, media, and information technology industries which Gabelli Funds, LLC (the Adviser), believes are likely to have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. In accordance with its concentration policy, the Fund will invest at least 25% of the value of its total assets in the telecommunications related industry, and not invest more than 25% of the value of its total assets in any other particular industry. You may find additional information about the Fund at https://gabelli.com/ticker/GTCAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Content & Connectivity Fund - Class A	$104	0.91%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Content and Connectivity Fund outperformed its broad-based benchmark, the MSCI AC World Index and underperformed its comparative benchmark, the MSCI AC World Communication Services Index. Returns were driven by solid corporate earnings, expectations for lower interest rates and moderating inflation, although investor concerns about elevated levels of AI spending and stretched valuations of some AI-related firms weighed on market performance. Contributors to the portfolio included SoftBank Group, Millicom International Cellular, and Alphabet. Detractors included Anterix Inc, PayPal Holdings, and Equinix, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Content & Connectivity Fund - Class A	The Gabelli Global Content & Connectivity Fund - Class A (includes sales charge)	MSCI ACWI Index	MSCI AC World Communication Services Index
12/15	10,000	10,000	10,000	10,000
12/16	10,251	9,662	10,848	10,585
12/17	11,624	10,326	13,519	11,496
12/18	10,236	8,570	12,312	10,335
12/19	11,837	9,341	15,673	12,931
12/20	13,781	10,251	18,309	16,048
12/21	14,492	10,160	21,795	17,784
12/22	10,345	6,836	17,880	11,501
12/23	12,716	7,919	21,959	15,886
12/24	15,548	9,126	25,916	20,962
12/25	19,851	10,983	31,843	27,871

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Global Content & Connectivity Fund - Class A	27.68%	7.57%	7.10%
The Gabelli Global Content & Connectivity Fund - Class A (includes sales charge)	20.34%	6.31%	6.47%
MSCI ACWI Index	22.87%	11.70%	12.28%
MSCI AC World Communication Services Index	32.96%	11.67%	10.79%

Fund Statistics

  Total Net Assets$76,469,688
  Number of Portfolio Holdings53
  Portfolio Turnover Rate13%
  Management Fees$197,399

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GTCAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	9.5%
Alphabet Inc.	9.0%
Prosus NV	6.1%
Meta Platforms Inc.	6.1%
T-Mobile US Inc.	5.8%
Millicom International Cellular SA	4.9%
Deutsche Telekom AG	4.3%
Telephone and Data Systems Inc.	4.0%
Microsoft Corp.	3.8%
Rogers Communications Inc.	3.5%

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
Preferred Stocks	1.0%
Other Assets and Liabilities (Net)	(0.9)%

Industry Allocation (% of net assets)

Industry Weighting	.
Communication Services	76.3%
Consumer Discretionary	11.1%
Information Technology	6.4%
Financials	4.9%
Real Estate	2.2%
OtherFootnote Reference*	0.0%
Other Assets and Liabilities (Net)	(0.9)%
Footnote	Description
Footnote*	Amount represents less than 0.05%

The Gabelli Global Content & Connectivity Fund

Annual Shareholder Report - December 31, 2025

Class A - GTCAX

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GTCAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GTCAX-25-ATSR

The Gabelli Global Mini Mites Fund

Class A - GMNAX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies. As a "global" fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers. You may find additional information about the Fund at https://gabelli.com/ticker/GMNAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class A	$95	0.90%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Mini Mites Fund underperformed its broad-based and comparative benchmarks, the Russell 2000, MSCI World Micro Cap, and S&P Developed Small Cap Indices. The Fund benefitted from an increase in takeover activity within the global market, and its value investing strategy of purchasing companies that are trading at discounts to their private market values usually benefits from an active mergers and acquisitions market.  Contributors to performance included Avio SpA, Ampco-Pittsburgh Corp., and Velan Inc. Detractors included Applied Optoelectronics, Inc., Lee Enterprises, Inc., and Treatt plc.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Mini Mites Fund - Class A	The Gabelli Global Mini Mites Fund - Class A (includes sales charge)	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000	10,000
12/18	8,628	8,132	8,092	8,166	8,273
12/19	9,618	9,065	10,157	9,854	10,436
12/20	11,133	10,493	12,184	12,126	12,126
12/21	13,291	12,527	13,990	14,152	13,967
12/22	11,142	10,501	11,131	10,987	11,410
12/23	15,479	14,590	13,015	11,773	13,224
12/24	17,164	16,177	14,517	12,488	14,366
12/25	18,983	17,891	16,377	16,404	17,021

Average Annual Total Returns

Header	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class A	10.60%	11.28%	9.26%
The Gabelli Global Mini Mites Fund - Class A (includes sales charge)	4.24%	9.97%	8.37%
Russell 2000 Index	12.81%	6.09%	9.16%
MSCI World Micro Cap Index	31.36%	6.25%	7.11%
S&P Developed Small Cap Index	18.48%	7.02%	8.75%

Fund Statistics

  Total Net Assets$20,033,745
  Number of Portfolio Holdings170
  Portfolio Turnover Rate29%
  Management Fees$(11,440)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GMNAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Tredegar Corp.	4.7%
Park-Ohio Holdings Corp.	3.7%
Ampco-Pittsburgh Corp.	3.7%
Myers Industries Inc.	2.1%
Denny's Corp.	1.9%
Twin Disc Inc.	1.8%
Ollamani SAB	1.8%
Velan Inc.	1.8%
Monro Inc.	1.6%
Standard Motor Products Inc.	1.5%

Portfolio Weighting (% of net assets)

Common Stocks	70.9%
U.S. Government Obligations	36.8%
Other Assets and Liabilities (Net)	(7.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	36.8%
Diversified Industrial	10.1%
Metals and Mining	9.7%
Automotive: Parts and Accessories	5.6%
Hotels and Gaming	5.6%
Consumer Products	4.4%
Health Care	4.1%
Machinery	3.5%
Other Industry sectors	27.9%
Other Assets and Liabilities (Net)	(7.7)%

The Gabelli Global Mini Mites Fund

Annual Shareholder Report - December 31, 2025

Class A - GMNAX

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GMNAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GMNAX-25-ATSR

The Gabelli Global Mini Mites Fund

Class C - GMNCX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies. As a "global" fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers. You may find additional information about the Fund at https://gabelli.com/ticker/GMNCX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class C	$95	0.90%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Mini Mites Fund underperformed its broad-based and comparative benchmarks, the Russell 2000, MSCI World Micro Cap, and S&P Developed Small Cap Indices. The Fund benefitted from an increase in takeover activity within the global market, and its value investing strategy of purchasing companies that are trading at discounts to their private market values usually benefits from an active mergers and acquisitions market.  Contributors to performance included Avio SpA, Ampco-Pittsburgh Corp., and Velan Inc. Detractors included Applied Optoelectronics, Inc., Lee Enterprises, Inc., and Treatt plc.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Mini Mites Fund - Class C	The Gabelli Global Mini Mites Fund - Class C (includes sales charge)	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000	10,000
12/18	8,612	8,538	8,092	8,166	8,273
12/19	9,545	9,463	10,157	9,854	10,436
12/20	11,054	10,959	12,184	12,126	12,126
12/21	13,191	13,078	13,990	14,152	13,967
12/22	11,048	10,953	11,131	10,987	11,410
12/23	15,363	15,231	13,015	11,773	13,224
12/24	17,035	16,888	14,517	12,488	14,366
12/25	18,844	18,682	16,377	16,404	17,021

Average Annual Total Returns

Header	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class C	10.62%	11.26%	9.14%
The Gabelli Global Mini Mites Fund - Class C (includes sales charge)	9.62%	11.26%	9.14%
Russell 2000 Index	12.81%	6.09%	9.16%
MSCI World Micro Cap Index	31.36%	6.25%	7.11%
S&P Developed Small Cap Index	18.48%	7.02%	8.75%

Fund Statistics

  Total Net Assets$20,033,745
  Number of Portfolio Holdings170
  Portfolio Turnover Rate29%
  Management Fees$(11,440)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GMNCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Tredegar Corp.	4.7%
Park-Ohio Holdings Corp.	3.7%
Ampco-Pittsburgh Corp.	3.7%
Myers Industries Inc.	2.1%
Denny's Corp.	1.9%
Twin Disc Inc.	1.8%
Ollamani SAB	1.8%
Velan Inc.	1.8%
Monro Inc.	1.6%
Standard Motor Products Inc.	1.5%

Portfolio Weighting (% of net assets)

Common Stocks	70.9%
U.S. Government Obligations	36.8%
Other Assets and Liabilities (Net)	(7.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	36.8%
Diversified Industrial	10.1%
Metals and Mining	9.7%
Automotive: Parts and Accessories	5.6%
Hotels and Gaming	5.6%
Consumer Products	4.4%
Health Care	4.1%
Machinery	3.5%
Other Industry sectors	27.9%
Other Assets and Liabilities (Net)	(7.7)%

The Gabelli Global Mini Mites Fund

Annual Shareholder Report - December 31, 2025

Class C - GMNCX

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GMNCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GMNCX-25-ATSR

The Gabelli Global Mini Mites Fund

Class I - GGMMX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies. As a "global" fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers. You may find additional information about the Fund at https://gabelli.com/ticker/GGMMX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class I	$95	0.90%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Mini Mites Fund underperformed its broad-based and comparative benchmarks, the Russell 2000, MSCI World Micro Cap, and S&P Developed Small Cap Indices. The Fund benefitted from an increase in takeover activity within the global market, and its value investing strategy of purchasing companies that are trading at discounts to their private market values usually benefits from an active mergers and acquisitions market.  Contributors to performance included Avio SpA, Ampco-Pittsburgh Corp., and Velan Inc. Detractors included Applied Optoelectronics, Inc., Lee Enterprises, Inc., and Treatt plc.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Mini Mites Fund - Class I	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
12/18	8,624	8,092	8,166	8,273
12/19	9,645	10,157	9,854	10,436
12/20	11,176	12,184	12,126	12,126
12/21	13,327	13,990	14,152	13,967
12/22	11,172	11,131	10,987	11,410
12/23	15,535	13,015	11,773	13,224
12/24	17,225	14,517	12,488	14,366
12/25	19,050	16,377	16,404	17,021

Average Annual Total Returns

Header	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class I	10.59%	11.26%	9.30%
Russell 2000 Index	12.81%	6.09%	9.16%
MSCI World Micro Cap Index	31.36%	6.25%	7.11%
S&P Developed Small Cap Index	18.48%	7.02%	8.75%

Fund Statistics

  Total Net Assets$20,033,745
  Number of Portfolio Holdings170
  Portfolio Turnover Rate29%
  Management Fees$(11,440)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GGMMX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Tredegar Corp.	4.7%
Park-Ohio Holdings Corp.	3.7%
Ampco-Pittsburgh Corp.	3.7%
Myers Industries Inc.	2.1%
Denny's Corp.	1.9%
Twin Disc Inc.	1.8%
Ollamani SAB	1.8%
Velan Inc.	1.8%
Monro Inc.	1.6%
Standard Motor Products Inc.	1.5%

Portfolio Weighting (% of net assets)

Common Stocks	70.9%
U.S. Government Obligations	36.8%
Other Assets and Liabilities (Net)	(7.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	36.8%
Diversified Industrial	10.1%
Metals and Mining	9.7%
Automotive: Parts and Accessories	5.6%
Hotels and Gaming	5.6%
Consumer Products	4.4%
Health Care	4.1%
Machinery	3.5%
Other Industry sectors	27.9%
Other Assets and Liabilities (Net)	(7.7)%

The Gabelli Global Mini Mites Fund

Annual Shareholder Report - December 31, 2025

Class I - GGMMX

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GGMMX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGMMX-25-ATSR

The Gabelli Global Mini Mites Fund

Class AAA - GAMNX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Mini Mites Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund is a non-diversified open end management investment company whose investment objective is to provide investors with long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund’s investment strategy is to invest in common stocks of smaller companies that have a market capitalization (defined as shares outstanding times current market price) of $250 million or less at the time of the Fund's initial investment. These companies are called micro-cap companies. As a "global" fund, the Fund invests in securities of issuers located in at least three countries and at least 40% of its net assets are invested in securities of non U.S. issuers. You may find additional information about the Fund at https://gabelli.com/ticker/GAMNX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Mini Mites Fund - Class AAA	$95	0.90%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli Global Mini Mites Fund underperformed its broad-based and comparative benchmarks, the Russell 2000, MSCI World Micro Cap, and S&P Developed Small Cap Indices. The Fund benefitted from an increase in takeover activity within the global market, and its value investing strategy of purchasing companies that are trading at discounts to their private market values usually benefits from an active mergers and acquisitions market.  Contributors to performance included Avio SpA, Ampco-Pittsburgh Corp., and Velan Inc. Detractors included Applied Optoelectronics, Inc., Lee Enterprises, Inc., and Treatt plc.

How has the Fund performed since inception?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Mini Mites Fund - Class AAA	Russell 2000 Index	MSCI World Micro Cap Index	S&P Developed Small Cap Index
10/18	10,000	10,000	10,000	10,000
12/18	8,629	8,092	8,166	8,273
12/19	9,620	10,157	9,854	10,436
12/20	11,147	12,184	12,126	12,126
12/21	13,293	13,990	14,152	13,967
12/22	11,144	11,131	10,987	11,410
12/23	15,495	13,015	11,773	13,224
12/24	17,181	14,517	12,488	14,366
12/25	19,001	16,377	16,404	17,021

Average Annual Total Returns

Header	1 Year	5 Year	Since Inception (10/1/2018)
The Gabelli Global Mini Mites Fund - Class AAA	10.59%	11.26%	9.26%
Russell 2000 Index	12.81%	6.09%	9.16%
MSCI World Micro Cap Index	31.36%	6.25%	7.11%
S&P Developed Small Cap Index	18.48%	7.02%	8.75%

Fund Statistics

  Total Net Assets$20,033,745
  Number of Portfolio Holdings170
  Portfolio Turnover Rate29%
  Management Fees$(11,440)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GAMNX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Tredegar Corp.	4.7%
Park-Ohio Holdings Corp.	3.7%
Ampco-Pittsburgh Corp.	3.7%
Myers Industries Inc.	2.1%
Denny's Corp.	1.9%
Twin Disc Inc.	1.8%
Ollamani SAB	1.8%
Velan Inc.	1.8%
Monro Inc.	1.6%
Standard Motor Products Inc.	1.5%

Portfolio Weighting (% of net assets)

Common Stocks	70.9%
U.S. Government Obligations	36.8%
Other Assets and Liabilities (Net)	(7.7)%

Industry Allocation (% of net assets)

Industry Weighting	.
U.S. Government Obligations	36.8%
Diversified Industrial	10.1%
Metals and Mining	9.7%
Automotive: Parts and Accessories	5.6%
Hotels and Gaming	5.6%
Consumer Products	4.4%
Health Care	4.1%
Machinery	3.5%
Other Industry sectors	27.9%
Other Assets and Liabilities (Net)	(7.7)%

The Gabelli Global Mini Mites Fund

Annual Shareholder Report - December 31, 2025

Class AAA - GAMNX

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GAMNX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAMNX-25-ATSR

The Gabelli Global Rising Income and Dividend Fund

Class AAA - GAGCX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital. The Fund’s investment strategy is to invest 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Gabelli Funds, LLC (the Adviser) believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. You may find additional information about the Fund at https://gabelli.com/ticker/GAGCX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class AAA	$100	0.90%

How did the Fund perform?

For the year ended December 31, 2025, The Fund outperformed its benchmarks, the MSCI World Index and the Lipper Global Large-Cap Growth Fund Classification. Global stock markets were generally strong during the year, helped in large part by lower concerns over a trade war with its higher global tariffs. Despite the improving environment over tariffs and trade, global geopolitical risks remain a concern. Unfortunately, the Russia and Ukraine war drags on, and tensions with China over Taiwan remain a major concern. Contributors included Iveco Group, Rolls-Royce Holdings, and Sony Group. Detractors included Herc Holdings, Diageo plc, and Campell's Company.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Rising Income and Dividend Fund - Class AAA	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
12/15	10,000	10,000	10,000
12/16	10,541	10,815	10,291
12/17	12,745	13,310	13,128
12/18	10,958	12,219	12,427
12/19	12,534	15,689	16,138
12/20	13,998	18,277	20,534
12/21	16,982	22,362	23,626
12/22	14,328	18,397	17,150
12/23	15,749	22,890	21,697
12/24	16,075	27,283	25,503
12/25	19,630	33,176	29,185

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class AAA	22.11%	7.00%	6.98%
MSCI World Index	21.60%	12.66%	12.74%
Lipper Global Large-Cap Growth Fund Classification	14.44%	7.28%	11.30%

Fund Statistics

  Total Net Assets$69,489,066
  Number of Portfolio Holdings185
  Portfolio Turnover Rate5%
  Management Fees$349,943

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GAGCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.0%
Berkshire Hathaway Inc.	3.3%
Rolls-Royce Holdings plc	2.2%
Mueller Industries Inc.	2.1%
Nestlé SA	2.0%
Iveco Group NV	1.9%
CNH Industrial NV, New York	1.8%
Traton SE	1.8%
The Bank of New York Mellon Corp.	1.7%
Citigroup Inc.	1.5%

Portfolio Weighting (% of net assets)

Common Stocks	95.0%
U.S. Government Obligations	4.9%
Rights	0.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.1%
Food and Beverage	9.9%
Electronics	7.0%
Diversified Industrial	5.9%
Energy and Utilities	5.6%
Wireless Telecommunication Services	5.3%
Entertainment	5.1%
Automotive	5.0%
Other Industry sectors	42.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

The Gabelli Global Rising Income and Dividend Fund

Annual Shareholder Report - December 31, 2025

Class AAA - GAGCX

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GAGCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAGCX-25-ATSR

The Gabelli Global Rising Income and Dividend Fund

Class C - GACCX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital. The Fund’s investment strategy is to invest 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Gabelli Funds, LLC (the Adviser) believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. You may find additional information about the Fund at https://gabelli.com/ticker/GACCX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class C	$100	0.90%

How did the Fund perform?

For the year ended December 31, 2025, The Fund outperformed its benchmarks, the MSCI World Index and the Lipper Global Large-Cap Growth Fund Classification. Global stock markets were generally strong during the year, helped in large part by lower concerns over a trade war with its higher global tariffs. Despite the improving environment over tariffs and trade, global geopolitical risks remain a concern. Unfortunately, the Russia and Ukraine war drags on, and tensions with China over Taiwan remain a major concern. Contributors included Iveco Group, Rolls-Royce Holdings, and Sony Group. Detractors included Herc Holdings, Diageo plc, and Campell's Company.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Rising Income and Dividend Fund - Class C	The Gabelli Global Rising Income and Dividend Fund - Class C (includes sales charge)	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
12/15	10,000	10,000	10,000	10,000
12/16	10,461	10,361	10,815	10,291
12/17	12,551	12,431	13,310	13,128
12/18	10,712	10,610	12,219	12,427
12/19	12,170	12,054	15,689	16,138
12/20	13,588	13,458	18,277	20,534
12/21	16,485	16,328	22,362	23,626
12/22	13,915	13,782	18,397	17,150
12/23	15,291	15,145	22,890	21,697
12/24	15,606	15,457	27,283	25,503
12/25	19,061	18,879	33,176	29,185

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class C	22.14%	7.00%	6.66%
The Gabelli Global Rising Income and Dividend Fund - Class C (includes sales charge)	21.14%	7.00%	6.66%
MSCI World Index	21.60%	12.66%	12.74%
Lipper Global Large-Cap Growth Fund Classification	14.44%	7.28%	11.30%

Fund Statistics

  Total Net Assets$69,489,066
  Number of Portfolio Holdings185
  Portfolio Turnover Rate5%
  Management Fees$349,943

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GACCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.0%
Berkshire Hathaway Inc.	3.3%
Rolls-Royce Holdings plc	2.2%
Mueller Industries Inc.	2.1%
Nestlé SA	2.0%
Iveco Group NV	1.9%
CNH Industrial NV, New York	1.8%
Traton SE	1.8%
The Bank of New York Mellon Corp.	1.7%
Citigroup Inc.	1.5%

Portfolio Weighting (% of net assets)

Common Stocks	95.0%
U.S. Government Obligations	4.9%
Rights	0.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.1%
Food and Beverage	9.9%
Electronics	7.0%
Diversified Industrial	5.9%
Energy and Utilities	5.6%
Wireless Telecommunication Services	5.3%
Entertainment	5.1%
Automotive	5.0%
Other Industry sectors	42.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

The Gabelli Global Rising Income and Dividend Fund

Annual Shareholder Report - December 31, 2025

Class C - GACCX

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GACCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GACCX-25-ATSR

The Gabelli Global Rising Income and Dividend Fund

Class I - GAGIX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital. The Fund’s investment strategy is to invest 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Gabelli Funds, LLC (the Adviser) believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. You may find additional information about the Fund at https://gabelli.com/ticker/GAGIX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class I	$100	0.90%

How did the Fund perform?

For the year ended December 31, 2025, The Fund outperformed its benchmarks, the MSCI World Index and the Lipper Global Large-Cap Growth Fund Classification. Global stock markets were generally strong during the year, helped in large part by lower concerns over a trade war with its higher global tariffs. Despite the improving environment over tariffs and trade, global geopolitical risks remain a concern. Unfortunately, the Russia and Ukraine war drags on, and tensions with China over Taiwan remain a major concern. Contributors included Iveco Group, Rolls-Royce Holdings, and Sony Group. Detractors included Herc Holdings, Diageo plc, and Campell's Company.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Rising Income and Dividend Fund - Class I	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
12/15	10,000	10,000	10,000
12/16	10,576	10,815	10,291
12/17	12,869	13,310	13,128
12/18	11,139	12,219	12,427
12/19	12,822	15,689	16,138
12/20	14,319	18,277	20,534
12/21	17,374	22,362	23,626
12/22	14,662	18,397	17,150
12/23	16,115	22,890	21,697
12/24	16,442	27,283	25,503
12/25	20,081	33,176	29,185

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class I	22.13%	7.00%	7.22%
MSCI World Index	21.60%	12.66%	12.74%
Lipper Global Large-Cap Growth Fund Classification	14.44%	7.28%	11.30%

Fund Statistics

  Total Net Assets$69,489,066
  Number of Portfolio Holdings185
  Portfolio Turnover Rate5%
  Management Fees$349,943

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GAGIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.0%
Berkshire Hathaway Inc.	3.3%
Rolls-Royce Holdings plc	2.2%
Mueller Industries Inc.	2.1%
Nestlé SA	2.0%
Iveco Group NV	1.9%
CNH Industrial NV, New York	1.8%
Traton SE	1.8%
The Bank of New York Mellon Corp.	1.7%
Citigroup Inc.	1.5%

Portfolio Weighting (% of net assets)

Common Stocks	95.0%
U.S. Government Obligations	4.9%
Rights	0.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.1%
Food and Beverage	9.9%
Electronics	7.0%
Diversified Industrial	5.9%
Energy and Utilities	5.6%
Wireless Telecommunication Services	5.3%
Entertainment	5.1%
Automotive	5.0%
Other Industry sectors	42.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

The Gabelli Global Rising Income and Dividend Fund

Annual Shareholder Report - December 31, 2025

Class I - GAGIX

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GAGIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAGIX-25-ATSR

The Gabelli Global Rising Income and Dividend Fund

Class A - GAGAX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli Global Rising Income and Dividend Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund’s investment objective is to provide investors with a high level of total return through a combination of current income and appreciation of capital. The Fund’s investment strategy is to invest 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed income securities and securities that are convertible into common stock). The Fund will primarily invest in common stocks of foreign and domestic issuers that the Gabelli Funds, LLC (the Adviser) believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. You may find additional information about the Fund at https://gabelli.com/ticker/GAGAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Global Rising Income and Dividend Fund - Class A	$100	0.90%

How did the Fund perform?

For the year ended December 31, 2025, The Fund outperformed its benchmarks, the MSCI World Index and the Lipper Global Large-Cap Growth Fund Classification. Global stock markets were generally strong during the year, helped in large part by lower concerns over a trade war with its higher global tariffs. Despite the improving environment over tariffs and trade, global geopolitical risks remain a concern. Unfortunately, the Russia and Ukraine war drags on, and tensions with China over Taiwan remain a major concern. Contributors included Iveco Group, Rolls-Royce Holdings, and Sony Group. Detractors included Herc Holdings, Diageo plc, and Campell's Company.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Global Rising Income and Dividend Fund - Class A	The Gabelli Global Rising Income and Dividend Fund - Class A (includes sales charge)	MSCI World Index	Lipper Global Large-Cap Growth Fund Classification
12/15	10,000	10,000	10,000	10,000
12/16	10,538	9,932	10,815	10,291
12/17	12,744	11,320	13,310	13,128
12/18	10,958	9,174	12,219	12,427
12/19	12,531	9,887	15,689	16,138
12/20	13,996	10,408	18,277	20,534
12/21	16,978	11,899	22,362	23,626
12/22	14,326	9,464	18,397	17,150
12/23	15,744	9,802	22,890	21,697
12/24	16,069	9,429	27,283	25,503
12/25	19,626	10,854	33,176	29,185

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli Global Rising Income and Dividend Fund - Class A	22.14%	7.00%	6.98%
The Gabelli Global Rising Income and Dividend Fund - Class A (includes sales charge)	15.11%	5.74%	6.34%
MSCI World Index	21.60%	12.66%	12.74%
Lipper Global Large-Cap Growth Fund Classification	14.44%	7.28%	11.30%

Fund Statistics

  Total Net Assets$69,489,066
  Number of Portfolio Holdings185
  Portfolio Turnover Rate5%
  Management Fees$349,943

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GAGAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Sony Group Corp.	7.0%
Berkshire Hathaway Inc.	3.3%
Rolls-Royce Holdings plc	2.2%
Mueller Industries Inc.	2.1%
Nestlé SA	2.0%
Iveco Group NV	1.9%
CNH Industrial NV, New York	1.8%
Traton SE	1.8%
The Bank of New York Mellon Corp.	1.7%
Citigroup Inc.	1.5%

Portfolio Weighting (% of net assets)

Common Stocks	95.0%
U.S. Government Obligations	4.9%
Rights	0.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.1%
Food and Beverage	9.9%
Electronics	7.0%
Diversified Industrial	5.9%
Energy and Utilities	5.6%
Wireless Telecommunication Services	5.3%
Entertainment	5.1%
Automotive	5.0%
Other Industry sectors	42.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05%)

The Gabelli Global Rising Income and Dividend Fund

Annual Shareholder Report - December 31, 2025

Class A - GAGAX

Material Fund Changes

Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund's total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GAGAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAGAX-25-ATSR

The Gabelli International Small Cap Fund

Class AAA - GABOX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective. The investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC (the Adviser) currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. You may find additional information about the Fund at https://gabelli.com/ticker/GABOX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class AAA	$109	0.91%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli International Small Cap Fund outperformed its benchmarks, the MSCI EAFE and  MSCI EAFE Small Cap Indices. The market ended the year with equities continuing their impressive rally following  the short but sharp sell off in early spring. That pull back of over 16% in global equities was largely due to the announcement of wide ranging tariffs on goods entering the US. Since then, equities have staged a rally of over 35% as tariff rates were reduced and economic activity held up.  Contributors  included Endeavour Mining, Westgold Resources, and Alamos Gold. Detractors included Treatt plc, Gerresheimer AG, and Mani, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Small Cap Fund - Class AAA	MSCI EAFE Index	MSCI EAFE Small Cap Index
12/15	10,000	10,000	10,000
12/16	10,112	10,151	10,255
12/17	12,952	12,752	13,690
12/18	10,249	11,048	11,284
12/19	12,908	13,552	14,158
12/20	15,381	14,674	15,963
12/21	16,021	16,402	17,636
12/22	11,936	14,104	13,929
12/23	12,690	16,763	15,840
12/24	11,923	17,492	16,207
12/25	16,641	23,070	21,473

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class AAA	39.57%	1.59%	5.22%
MSCI EAFE Index	31.89%	9.47%	8.72%
MSCI EAFE Small Cap Index	32.49%	6.11%	7.94%

Fund Statistics

  Total Net Assets$6,695,185
  Number of Portfolio Holdings51
  Portfolio Turnover Rate13%
  Management Fees$(115,159)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GABOX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Endeavour Mining plc	5.8%
Westgold Resources Ltd.	5.1%
Eldorado Gold Corp.	4.3%
Perseus Mining Ltd.	4.3%
Alamos Gold Inc.	4.3%
Chemring Group plc	3.8%
Mandarin Oriental International Ltd.	3.7%
Genius Sports Ltd.	3.0%
Tamburi Investment Partners SpA	2.9%
Siegfried Holding AG	2.8%

Portfolio Weighting (% of net assets)

Common Stocks	91.8%
U.S. Government Obligations	5.7%
Preferred Stocks	2.2%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	27.2%
Consumer Discretionary	16.3%
Industrials	14.3%
Consumer Staples	12.0%
Health Care	10.7%
Information Technology	6.3%
Financials	6.3%
U.S. Government Obligations	5.7%
Other Industry sectors	0.9%
Other Assets and Liabilities (Net)	0.3%

The Gabelli International Small Cap Fund

Annual Shareholder Report - December 31, 2025

Class AAA - GABOX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GABOX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABOX-25-ATSR

The Gabelli International Small Cap Fund

Class C - GGLCX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective. The investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC (the Adviser) currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. You may find additional information about the Fund at https://gabelli.com/ticker/GGLCX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class C	$109	0.91%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli International Small Cap Fund outperformed its benchmarks, the MSCI EAFE and  MSCI EAFE Small Cap Indices. The market ended the year with equities continuing their impressive rally following  the short but sharp sell off in early spring. That pull back of over 16% in global equities was largely due to the announcement of wide ranging tariffs on goods entering the US. Since then, equities have staged a rally of over 35% as tariff rates were reduced and economic activity held up.  Contributors  included Endeavour Mining, Westgold Resources, and Alamos Gold. Detractors included Treatt plc, Gerresheimer AG, and Mani, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Small Cap Fund - Class C	The Gabelli International Small Cap Fund - Class C (includes sales charge)	MSCI EAFE Index	MSCI EAFE Small Cap Index
12/15	10,000	10,000	10,000	10,000
12/16	10,085	9,985	10,151	10,255
12/17	12,787	12,660	12,752	13,690
12/18	9,931	9,833	11,048	11,284
12/19	12,316	12,194	13,552	14,158
12/20	14,679	14,534	14,674	15,963
12/21	15,296	15,144	16,402	17,636
12/22	11,388	11,275	14,104	13,929
12/23	12,116	11,995	16,763	15,840
12/24	11,375	11,263	17,492	16,207
12/25	15,879	15,721	23,070	21,473

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class C	39.59%	1.58%	4.73%
The Gabelli International Small Cap Fund - Class C (includes sales charge)	38.59%	1.58%	4.73%
MSCI EAFE Index	31.89%	9.47%	8.72%
MSCI EAFE Small Cap Index	32.49%	6.11%	7.94%

Fund Statistics

  Total Net Assets$6,695,185
  Number of Portfolio Holdings51
  Portfolio Turnover Rate13%
  Management Fees$(115,159)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GGLCX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Endeavour Mining plc	5.8%
Westgold Resources Ltd.	5.1%
Eldorado Gold Corp.	4.3%
Perseus Mining Ltd.	4.3%
Alamos Gold Inc.	4.3%
Chemring Group plc	3.8%
Mandarin Oriental International Ltd.	3.7%
Genius Sports Ltd.	3.0%
Tamburi Investment Partners SpA	2.9%
Siegfried Holding AG	2.8%

Portfolio Weighting (% of net assets)

Common Stocks	91.8%
U.S. Government Obligations	5.7%
Preferred Stocks	2.2%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	27.2%
Consumer Discretionary	16.3%
Industrials	14.3%
Consumer Staples	12.0%
Health Care	10.7%
Information Technology	6.3%
Financials	6.3%
U.S. Government Obligations	5.7%
Other Industry sectors	0.9%
Other Assets and Liabilities (Net)	0.3%

The Gabelli International Small Cap Fund

Annual Shareholder Report - December 31, 2025

Class C - GGLCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GGLCX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGLCX-25-ATSR

The Gabelli International Small Cap Fund

Class I - GLOIX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective. The investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC (the Adviser) currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. You may find additional information about the Fund at https://gabelli.com/ticker/GLOIX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class I	$109	0.91%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli International Small Cap Fund outperformed its benchmarks, the MSCI EAFE and  MSCI EAFE Small Cap Indices. The market ended the year with equities continuing their impressive rally following  the short but sharp sell off in early spring. That pull back of over 16% in global equities was largely due to the announcement of wide ranging tariffs on goods entering the US. Since then, equities have staged a rally of over 35% as tariff rates were reduced and economic activity held up.  Contributors  included Endeavour Mining, Westgold Resources, and Alamos Gold. Detractors included Treatt plc, Gerresheimer AG, and Mani, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Small Cap Fund - Class I	MSCI EAFE Index	MSCI EAFE Small Cap Index
12/15	10,000	10,000	10,000
12/16	10,147	10,151	10,255
12/17	13,092	12,752	13,690
12/18	10,356	11,048	11,284
12/19	13,052	13,552	14,158
12/20	15,546	14,674	15,963
12/21	16,196	16,402	17,636
12/22	12,055	14,104	13,929
12/23	12,828	16,763	15,840
12/24	12,044	17,492	16,207
12/25	16,816	23,070	21,473

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class I	39.63%	1.58%	5.33%
MSCI EAFE Index	31.89%	9.47%	8.72%
MSCI EAFE Small Cap Index	32.49%	6.11%	7.94%

Fund Statistics

  Total Net Assets$6,695,185
  Number of Portfolio Holdings51
  Portfolio Turnover Rate13%
  Management Fees$(115,159)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GLOIX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Endeavour Mining plc	5.8%
Westgold Resources Ltd.	5.1%
Eldorado Gold Corp.	4.3%
Perseus Mining Ltd.	4.3%
Alamos Gold Inc.	4.3%
Chemring Group plc	3.8%
Mandarin Oriental International Ltd.	3.7%
Genius Sports Ltd.	3.0%
Tamburi Investment Partners SpA	2.9%
Siegfried Holding AG	2.8%

Portfolio Weighting (% of net assets)

Common Stocks	91.8%
U.S. Government Obligations	5.7%
Preferred Stocks	2.2%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	27.2%
Consumer Discretionary	16.3%
Industrials	14.3%
Consumer Staples	12.0%
Health Care	10.7%
Information Technology	6.3%
Financials	6.3%
U.S. Government Obligations	5.7%
Other Industry sectors	0.9%
Other Assets and Liabilities (Net)	0.3%

The Gabelli International Small Cap Fund

Annual Shareholder Report - December 31, 2025

Class I - GLOIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GLOIX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GLOIX-25-ATSR

The Gabelli International Small Cap Fund

Class A - GOCAX

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about The Gabelli International Small Cap Fund (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund’s objective is to provide investors with appreciation of capital. Current income is a secondary objective. The investment strategy is to invest primarily in a portfolio of common stocks of non-U.S. companies. Under normal market conditions, the Fund will invest at least 80% of its net assets in the stocks of “small cap companies.” Gabelli Funds, LLC (the Adviser) currently characterizes small capitalization companies as those with total common stock market values of $3 billion or less at the time of investment. The Fund may invest in non-U.S. markets throughout the world, including emerging markets. Ordinarily, the Fund will invest in the securities of at least five countries outside the U.S. You may find additional information about the Fund at https://gabelli.com/ticker/GOCAX/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Small Cap Fund - Class A	$109	0.91%

How did the Fund perform?

For the year ended December 31, 2025, The Gabelli International Small Cap Fund outperformed its benchmarks, the MSCI EAFE and  MSCI EAFE Small Cap Indices. The market ended the year with equities continuing their impressive rally following  the short but sharp sell off in early spring. That pull back of over 16% in global equities was largely due to the announcement of wide ranging tariffs on goods entering the US. Since then, equities have staged a rally of over 35% as tariff rates were reduced and economic activity held up.  Contributors  included Endeavour Mining, Westgold Resources, and Alamos Gold. Detractors included Treatt plc, Gerresheimer AG, and Mani, Inc.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli International Small Cap Fund - Class A	The Gabelli International Small Cap Fund - Class A (includes sales charge)	MSCI EAFE Index	MSCI EAFE Small Cap Index
12/15	10,000	10,000	10,000	10,000
12/16	10,113	9,531	10,151	10,255
12/17	12,918	11,474	12,752	13,690
12/18	10,115	8,468	11,048	11,284
12/19	12,630	9,965	13,552	14,158
12/20	15,046	11,189	14,674	15,963
12/21	15,684	10,992	16,402	17,636
12/22	11,676	7,713	14,104	13,929
12/23	12,417	7,730	16,763	15,840
12/24	11,666	6,845	17,492	16,207
12/25	16,283	9,005	23,070	21,473

Average Annual Total Returns

Header	1 Year	5 Year	10 Year
The Gabelli International Small Cap Fund - Class A	39.58%	1.59%	4.99%
The Gabelli International Small Cap Fund - Class A (includes sales charge)	31.56%	0.39%	4.37%
MSCI EAFE Index	31.89%	9.47%	8.72%
MSCI EAFE Small Cap Index	32.49%	6.11%	7.94%

Fund Statistics

  Total Net Assets$6,695,185
  Number of Portfolio Holdings51
  Portfolio Turnover Rate13%
  Management Fees$(115,159)

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit https://gabelli.com/ticker/GOCAX/ for more recent performance information. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Endeavour Mining plc	5.8%
Westgold Resources Ltd.	5.1%
Eldorado Gold Corp.	4.3%
Perseus Mining Ltd.	4.3%
Alamos Gold Inc.	4.3%
Chemring Group plc	3.8%
Mandarin Oriental International Ltd.	3.7%
Genius Sports Ltd.	3.0%
Tamburi Investment Partners SpA	2.9%
Siegfried Holding AG	2.8%

Portfolio Weighting (% of net assets)

Common Stocks	91.8%
U.S. Government Obligations	5.7%
Preferred Stocks	2.2%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Materials	27.2%
Consumer Discretionary	16.3%
Industrials	14.3%
Consumer Staples	12.0%
Health Care	10.7%
Information Technology	6.3%
Financials	6.3%
U.S. Government Obligations	5.7%
Other Industry sectors	0.9%
Other Assets and Liabilities (Net)	0.3%

The Gabelli International Small Cap Fund

Annual Shareholder Report - December 31, 2025

Class A - GOCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GOCAX/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GOCAX-25-ATSR

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(c)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $144,600 for 2024 and $148,800 for 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2024 and $0 for 2025.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $20,520 for 2024 and $27,500 for 2025.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2024 and $0 for 2025. tax

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	0%

(d)	0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2024 and $0 for 2025.

(h)	The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

The Gabelli Global Growth Fund

Annual Report — December 31, 2025

(Y)our Portfolio Management Team

Caesar M. P. Bryan	Howard F. Ward, CFA	John Belton, CFA
Portfolio Manager	Portfolio Manager	Portfolio Manager

To Our Shareholders,

For the year ended December 31, 2025, the net asset value (NAV) total return per Class I Share of The Gabelli Global Growth Fund was 13.9% compared with a total return of 22.9% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2025:

The Gabelli Global Growth Fund

Information Technology - Semiconductors, Hardware, and Equipment	19.3%
Financials	14.9%
Industrials	14.7%
Communication Services	12.6%
Information Technology - Software and Services	11.8%
Health Care	10.7%
Consumer Discretionary	8.9%
U.S. Government Obligations	5.0%
Consumer Staples	1.3%
Materials	0.9%
Other Assets and Liabilities (Net)	(0.1)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Global Growth Fund

Schedule of Investments — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 95.1%
	INFORMATION TECHNOLOGY - SEMICONDUCTORS, HARDWARE, AND EQUIPMENT — 19.3%
7,325	Amphenol Corp., Cl. A	$1,015,266	$989,901
24,300	Apple Inc.	377,306	6,606,198
4,000	Applied Materials Inc.	821,544	1,027,960
3,550	ASML Holding NV	932,177	3,798,003
22,900	Broadcom Inc.	4,544,776	7,925,690
8,200	Keyence Corp.	343,744	2,967,160
73,500	NVIDIA Corp.	361,914	13,707,750
		8,396,727	37,022,662
	FINANCIALS — 14.9%
6,500	Aon plc, CI. A	2,297,842	2,293,720
11,055	Chubb Ltd.	2,517,684	3,450,487
169,000	Investor AB, CI. B	2,383,031	6,065,019
25,500	KKR & Co. Inc.	2,575,602	3,250,740
6,700	Mastercard Inc., CI. A	93,730	3,824,896
2,500	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,650,596	1,651,743
4,020	S&P Global Inc.	746,205	2,100,812
17,000	Visa Inc., CI. A	301,339	5,962,070
		12,566,029	28,599,487
	INDUSTRIALS — 14.7%
11,390	Eaton Corp. plc	2,325,067	3,627,829
9,400	GE Vernova Inc.	1,321,619	6,143,558
19,850	General Electric Co.	3,046,199	6,114,396
5,300	Howmet Aerospace Inc.	982,649	1,086,606
600	Rheinmetall AG	1,049,157	1,100,692
36,300	Saab AB, CI. B	1,746,583	2,119,685
13,500	Schneider Electric SE	3,486,599	3,726,735
8,800	Trane Technologies plc	1,772,971	3,424,960
4,200	Waste Connections Inc.	744,056	736,512
		16,474,900	28,080,973
	COMMUNICATION SERVICES — 12.6%
16,200	Alphabet Inc., CI. A	238,018	5,070,600
12,720	Alphabet Inc., CI. C	403,698	3,991,536
8,720	Meta Platforms Inc., CI. A	1,521,263	5,755,985
64,700	Netflix Inc.†	1,343,552	6,066,272
5,425	Spotify Technology SA†	890,386	3,150,352
		4,396,917	24,034,745
	INFORMATION TECHNOLOGY - SOFTWARE AND SERVICES — 11.8%
5,830	Cadence Design Systems Inc.†	1,492,667	1,822,341
4,230	CrowdStrike Holdings Inc., CI. A†	569,102	1,982,855
3,550	Intuit Inc.	1,670,689	2,351,591
24,400	Microsoft Corp.	786,952	11,800,328
Shares		Cost	Market Value
12,900	Oracle Corp.	$2,486,810	$2,514,339
13,350	ServiceNow Inc.†	602,119	2,045,087
		7,608,339	22,516,541
	HEALTH CARE — 10.7%
35,000	Boston Scientific Corp.†	2,709,707	3,337,250
8,320	Eli Lilly & Co.	3,612,603	8,941,338
5,550	Intuitive Surgical Inc.†	1,516,312	3,143,298
8,480	Stryker Corp.	2,754,678	2,980,466
3,450	Thermo Fisher Scientific Inc.	473,104	1,999,102
		11,066,404	20,401,454
	CONSUMER DISCRETIONARY — 8.9%
37,700	Amazon.com Inc.†	1,897,368	8,701,914
2,000	Christian Dior SE	290,698	1,399,663
4,300	LVMH Moet Hennessy Louis Vuitton SE	721,120	3,259,417
350	MercadoLibre Inc.†	726,406	704,991
6,800	Tesla Inc.†	2,987,214	3,058,096
		6,622,806	17,124,081
	CONSUMER STAPLES — 1.3%
5,950	L’Oreal SA	1,014,060	2,563,428

	MATERIALS — 0.9%
3,900	Linde plc	1,455,680	1,662,921

	TOTAL COMMON STOCKS	69,601,862	182,006,292

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.0%
$9,695,000	U.S. Treasury Bills, 3.509% to 3.994%††, 01/27/26 to 06/04/26	9,636,188	9,639,454

	TOTAL INVESTMENTS — 100.1%	$79,238,050	191,645,746

	Other Assets and Liabilities (Net) — (0.1)%		(164,214)

	NET ASSETS — 100.0%		$191,481,532

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

3

The Gabelli Global Growth Fund

Schedule of Investments (Continued) — December 31, 2025

	% of Market	Market
Geographic Diversification	Value	Value
United States	75.5%	$144,647,418
Europe	22.6	43,294,656
Japan	1.5	2,967,160
Canada	0.4	736,512
	100.0%	$191,645,746

See accompanying notes to financial statements.

4

The Gabelli Global Growth Fund

Statement of Assets and Liabilities

December 31, 2025

Assets:
Investments, at value (cost $79,238,050)	$191,645,746
Receivable for investments sold	3,869,690
Receivable for Fund shares sold	30,352
Receivable from Adviser	74,445
Dividends receivable	73,070
Prepaid expenses	36,783
Total Assets	195,730,086
Liabilities:
Payable to bank	3,861,332
Payable for Fund shares redeemed	64,662
Payable for investment advisory fees	166,208
Payable for distribution fees	25,750
Payable for accounting fees	3,750
Other accrued expenses	126,852
Total Liabilities	4,248,554
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 3,266,297 shares outstanding)	$191,481,532

Net Assets Consist of:
Paid-in capital	$82,724,516
Total distributable earnings	108,757,016
Net Assets	$191,481,532

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($108,496,261 ÷ 1,868,001 shares outstanding; 75,000,000 shares authorized)	$58.08
Class A:
Net Asset Value and redemption price per share ($6,793,745 ÷ 117,054 shares outstanding; 50,000,000 shares authorized)	$58.04
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$61.58
Class C:
Net Asset Value and redemption price per share ($885,189 ÷ 18,967 shares outstanding; 25,000,000 shares authorized)	$46.67
Class I:
Net Asset Value, offering, and redemption price per share ($75,306,337 ÷ 1,262,275 shares outstanding; 25,000,000 shares authorized)	$59.66

Statement of Operations

For the Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $54,539)	$1,074,921
Interest	848,877
Total Investment Income	1,923,798
Expenses:
Investment advisory fees	1,929,588
Distribution fees - Class AAA	270,189
Distribution fees - Class A	15,510
Distribution fees - Class C	8,991
Shareholder services fees	110,937
Shareholder communications expenses	86,522
Legal and audit fees	68,293
Accounting fees	45,000
Directors’ fees	28,115
Custodian fees	26,119
Registration expenses	21,049
Interest expense	403
Miscellaneous expenses	36,107
Total Expenses	2,646,823
Less:
Expense reimbursements (See Note 3)	(909,791)
Net Expenses	1,737,032
Net Investment Income	186,766

Net Realized and Unrealized Gain on Investments and Foreign Currency:
Net realized gain on investments	22,220,165
Net realized gain on foreign currency transactions	4,808
Net realized gain on investments and foreign currency transactions	22,224,973
Net change in unrealized appreciation/(depreciation):
on investments	2,594,822
on foreign currency translations	2,850
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	2,597,672
Net Realized and Unrealized Gain on Investments and Foreign Currency	24,822,645
Net Increase in Net Assets Resulting from Operations	$25,009,411

See accompanying notes to financial statements.

5

The Gabelli Global Growth Fund

Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Operations:
Net investment income/(loss)	$186,766	$(350,933)
Net realized gain on investments and foreign currency transactions	22,224,973	11,083,803
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	2,597,672	33,393,894
Net Increase in Net Assets Resulting from Operations	25,009,411	44,126,764

Distributions to Shareholders:
Accumulated earnings
Class AAA	(13,466,143)	(2,432,607)
Class A	(851,794)	(128,907)
Class C	(116,153)	(20,414)
Class I	(9,413,779)	(1,784,023)
	(23,847,869)	(4,365,951)
Return of capital
Class AAA	—	(81,933)
Class A	—	(4,345)
Class C	—	(844)
Class I	—	(58,583)
	—	(145,705)
Total Distributions to Shareholders	(23,847,869)	(4,511,656)

Capital Share Transactions:
Class AAA	1,934,826	(6,465,315)
Class A	1,220,115	570,139
Class C	10,346	(308,771)
Class I	(3,170,271)	6,034,145
Net Decrease in Net Assets from Capital Share Transactions	(4,984)	(169,802)

Redemption Fees	601	758

Net Increase in Net Assets	1,157,159	39,446,064

Net Assets:
Beginning of year	190,324,373	150,878,309
End of year	$191,481,532	$190,324,373

See accompanying notes to financial statements.

6

The Gabelli Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions									Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2025	$57.99	$0.06	$8.07	$8.13	$(0.58)		$(7.46)	$—		$(8.04)	$0.00	$58.08	13.94%	$108,496	0.10%	1.47%	0.90%		15%
2024	45.77	(0.11)	13.74	13.63	(0.06)		(1.30)	(0.05)		(1.41)	0.00	57.99	29.71	105,995	(0.20)	1.48	0.90		26
2023	34.14	(0.08)	11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.77	34.47	89,342	(0.18)	1.61	0.90		37
2022	54.68	(0.14)	(20.34)	(20.48)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.14	(37.45)	73,186	(0.34)	1.52	0.90	(d)(e)	36
2021	47.04	(0.25)	10.19	9.94	(0.02)		(2.28)	—		(2.30)	0.00	54.68	21.10	126,055	(0.49)	1.50	0.91	(e)	49
Class A
2025	$57.95	$0.06	$8.07	$8.13	$(0.58)		$(7.46)	$—		$(8.04)	$0.00	$58.04	13.94%	$6,794	0.09%	1.47%	0.90%		15%
2024	45.74	(0.11)	13.73	13.62	(0.06)		(1.30)	(0.05)		(1.41)	0.00	57.95	29.71	5,613	(0.20)	1.48	0.90		26
2023	34.11	(0.08)	11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.74	34.50	3,973	(0.19)	1.61	0.90		37
2022	54.64	(0.14)	(20.33)	(20.47)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.11	(37.46)	2,957	(0.35)	1.52	0.90	(d)(e)	36
2021	47.01	(0.25)	10.18	9.93	(0.02)		(2.28)	—		(2.30)	0.00	54.64	21.09	5,252	(0.49)	1.50	0.91	(e)	49
Class C
2025	$46.71	$0.05	$6.50	$6.55	$(0.58)		$(6.01)	$—		$(6.59)	$0.00	$46.67	13.94%	$885	0.10%	2.22%	0.90%		15%
2024	36.88	(0.09)	11.07	10.98	(0.06)		(1.04)	(0.05)		(1.15)	0.00	46.71	29.72	875	(0.19)	2.23	0.90		26
2023	27.53	(0.06)	9.55	9.49	(0.14)		—	(0.00	)(b)	(0.14)	0.00	36.88	34.46	952	(0.19)	2.36	0.90		37
2022	44.09	(0.12)	(16.39)	(16.51)	(0.00	)(b)	(0.05)	—		(0.05)	0.00	27.53	(37.45)	881	(0.36)	2.27	0.90	(d)(e)	36
2021	38.30	(0.21)	8.30	8.09	(0.02)		(2.28)	—		(2.30)	0.00	44.09	21.08	2,411	(0.49)	2.25	0.91	(e)	49
Class I
2025	$59.55	$0.06	$8.29	$8.35	$(0.58)		$(7.66)	$—		$(8.24)	$0.00	$59.66	13.95%	$75,307	0.10%	1.22%	0.90%		15%
2024	47.00	(0.11)	14.10	13.99	(0.06)		(1.33)	(0.05)		(1.44)	0.00	59.55	29.71	77,841	(0.20)	1.23	0.90		26
2023	35.05	(0.08)	12.17	12.09	(0.14)		—	(0.00	)(b)	(0.14)	0.00	47.00	34.48	56,611	(0.18)	1.36	0.90		37
2022	56.12	(0.14)	(20.87)	(21.01)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	35.05	(37.43)	53,709	(0.35)	1.27	0.90	(d)(e)	36
2021	48.23	(0.26)	10.45	10.19	(0.02)		(2.28)	—		(2.30)	0.00	56.12	21.10	106,107	(0.50)	1.25	0.91	(e)	49

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $909,791, $854,439, $882,743, $880,676, and $1,048,506 for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2022, there was minimal impact to the expense ratios.
(e)	The Fund incurred tax expense. For the year ended December 31, 2022, the impact was minimal. For the year ended December 31, 2021, if tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.

See accompanying notes to financial statements.

7

The Gabelli Global Growth Fund

Notes to Financial Statements

1. Organization. The Gabelli Global Growth Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on February 7, 1994.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Such debt obligations are valued through prices provided by a pricing service approved by the Valuation Designee. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

8

The Gabelli Global Growth Fund

Notes to Financial Statements (Continued)

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$182,006,292	—	$182,006,292
U.S. Government Obligations	—	$9,639,454	9,639,454
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$182,006,292	$9,639,454	$191,645,746

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current

9

The Gabelli Global Growth Fund

Notes to Financial Statements (Continued)

analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares

10

The Gabelli Global Growth Fund

Notes to Financial Statements (Continued)

based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2025, no reclassifications were made in the Fund.

The tax character of distributions paid during the years ended December 31, 2025 and 2024 was as follows:

	Year ended	Year ended
	December 31, 2025	December 31, 2024
Distributions paid from:
Ordinary income	$1,785,610	$192,046
Net long term capital gains	22,062,259	4,173,905
Return of capital	—	145,705
Total distributions paid	$23,847,869	$4,511,656

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed long term capital gains	$78,023
Net unrealized appreciation on investments and foreign currency translations	108,678,993
Total	$108,757,016

At December 31, 2025, the temporary difference between book basis and tax basis net unrealized appreciation on investments was due to mark-to-market adjustments on investments in passive foreign investment companies.

11

The Gabelli Global Growth Fund

Notes to Financial Statements (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$82,965,635	$109,042,720	$(362,609)	$108,680,111

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2025, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2026, at no more than an annual rate of 0.90% for all classes of shares. During the year ended December 31, 2025, the Adviser reimbursed the Fund in the amount of $909,791. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At December 31, 2025, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $1,764,230:

For the year ended December 31, 2024, expiring December 31, 2026	$854,439
For the year ended December 31, 2025, expiring December 31, 2027	909,791
$1,764,230

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at

12

The Gabelli Global Growth Fund

Notes to Financial Statements (Continued)

annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2025, other than short term securities and U.S. Government obligations, aggregated $25,683,888 and $57,269,768, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2025, the Distributor retained a total of $6,563 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2025, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the year ended December 31, 2025, there were no borrowings under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2025 and 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

13

The Gabelli Global Growth Fund

Notes to Financial Statements (Continued)

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	13,049	$798,397	19,470	$1,064,747
Shares issued upon reinvestment of distributions	219,547	12,830,433	41,089	2,422,607
Shares redeemed	(192,428)	(11,694,004)	(184,727)	(9,952,669)
Net increase/(decrease)	40,168	$1,934,826	(124,168)	$(6,465,315)
Class A
Shares sold	19,620	$1,207,725	18,507	$1,015,449
Shares issued upon reinvestment of distributions	14,107	823,830	2,165	127,590
Shares redeemed	(13,534)	(811,440)	(10,674)	(572,900)
Net increase	20,193	$1,220,115	9,998	$570,139
Class C
Shares issued upon reinvestment of distributions	2,473	$116,153	448	$21,258
Shares redeemed	(2,232)	(105,807)	(7,549)	(330,029)
Net increase/(decrease)	241	$10,346	(7,101)	$(308,771)
Class I
Shares sold	136,928	$8,671,450	290,453	$16,439,738
Shares issued upon reinvestment of distributions	155,891	9,358,117	30,252	1,831,749
Shares redeemed	(337,656)	(21,199,838)	(218,097)	(12,237,342)
Net increase/(decrease)	(44,837)	$(3,170,271)	102,608	$6,034,145

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the year ended December 31, 2025, the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating

14

The Gabelli Global Growth Fund

Notes to Financial Statements (Continued)

segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Change to the Fund’s Investment Policies. Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund’s total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

The Fund continues to pursue its investment objectives of providing investors with primarily appreciation of capital and secondarily current income.

No other changes to the Fund’s investment policies were made in connection with these changes, nor are any such further changes currently anticipated.

12. Subsequent Events. On February 25, 2026, the Fund renewed the unsecured and uncommitted line of credit, which expires on April 30, 2026, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

15

The Gabelli Global Growth Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Gabelli Global Growth Fund

and the Board of Directors of GAMCO Global Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Gabelli Global Growth Fund (the “Fund”) (one of the portfolios constituting GAMCO Global Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting GAMCO Global Series Funds, Inc.) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

March 1, 2026

16

The Gabelli Global Growth Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

17

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

The Gabelli Global Growth Fund

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the year ended December 31, 2025, the Fund paid ordinary income distributions (comprised of net investment income and short term capital gains) totaling $0.8275, $0.8273, $0.7801, $0.8340 for Class AAA, Class A, Class C and Class I, respectively, and long term capital gains totaling $22,062,259, or the maximum allowable. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2025, 26.93% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 53.6% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. For the year of 2025, the Fund did not have foreign tax credits.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2025 which was derived from U.S. Treasury securities was 42.9%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of December 31, 2025 was 5.0%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB442Q425AR

GABELLI
FUNDS

# THE GABELLI GLOBAL GROWTH FUND

*Annual Report*
*December 31, 2025*

The Gabelli Global Content & Connectivity Fund Annual Report — December 31, 2025
Sergey Dluzhevskiy, CFA, CPA Portfolio Manager BS, Case Western Reserve University MBA, The Wharton School University of Pennsylvania

To Our Shareholders,

For the year ended December 31, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Content & Connectivity Fund was 27.6% compared with a total return of 33.0% for the Morgan Stanley Capital International (MSCI) All Country (AC) World Communication Services Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2025:

The Gabelli Global Content & Connectivity Fund

Communication Services	76.3%
Consumer Discretionary	11.1%
Information Technology	6.4%
Financials	4.9%
Real Estate	2.2%
Other Assets and Liabilities (Net)	(0.9)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Global Content & Connectivity Fund

Schedule of Investments — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 99.9%
	COMMUNICATION SERVICES — 76.3%
	Telecommunication Services — 52.7%
	Wireless Telecommunication Services — 34.0%
	Wireless Telecommunication Services — 34.0%
35,000	America Movil SAB de CV, ADR	$117,403	$723,450
70,000	Anterix Inc.†	1,461,748	1,528,100
40,000	Array Digital Infrastructure Inc.	1,055,188	2,144,800
20,000	KDDI Corp.	50,648	345,825
67,000	Millicom International Cellular SA	1,012,839	3,714,480
110,000	MTN Group Ltd.	446,156	1,125,906
70,000	Rogers Communications Inc., Cl. B	1,951,559	2,641,100
260,000	SoftBank Group Corp.	2,596,198	7,303,371
17,000	Sunrise Communications AG, Cl. A	554,710	910,415
22,000	T-Mobile US Inc.	357,482	4,466,880
85,000	Vodafone Group plc, ADR	742,080	1,122,850
		10,346,011	26,027,177
	Diversified Telecommunication Services — 18.7%
	Integrated Telecommunication Services — 17.5%
50,000	AT&T Inc.	876,092	1,242,000
37,415,054	Cable & Wireless Jamaica Ltd.†(a)	499,070	2
4,500	Cogeco Communications Inc.	200,853	217,927
5,000	Cogeco Inc.	201,917	233,106
100,000	Deutsche Telekom AG	1,904,239	3,250,603
65,000	Frontier Communications Parent Inc.†	1,279,742	2,474,550
26,000	Gogo Inc.†	125,593	121,160
49,000	Liberty Global Ltd., Cl. C†	268,468	540,960
39,000	Shenandoah Telecommunications Co.	389,742	450,840
32,000	Telenor ASA	446,392	465,714
75,000	Telephone and Data Systems Inc.	824,142	3,075,000
35,000	TELUS Corp.	180,401	460,950
20,000	Verizon Communications Inc.	590,235	814,600
		7,786,886	13,347,412
	Alternative Carriers — 1.2%
32,000	Telesat Corp.†	415,380	931,200

	Media & Entertainment — 23.6%
	Interactive Media & Services — 15.1%
	Interactive Media & Services — 15.1%
22,000	Alphabet Inc., Cl. C	1,065,975	6,903,600
Shares		Cost	Market Value
7,000	Meta Platforms Inc., Cl. A	$960,489	$4,620,630
		2,026,464	11,524,230
	Entertainment — 5.6%
	Movies & Entertainment — 5.6%
13,000	Atlanta Braves Holdings Inc., Cl. C†	223,677	512,850
215,000	Bollore SE	1,219,739	1,211,291
140,000	Juventus Football Club SpA†	444,671	475,815
2,000	Madison Square Garden Sports Corp.†	380,290	517,300
64,000	Manchester United plc, Cl. A†	970,918	1,018,880
5,000	The Walt Disney Co.	360,427	568,850
		3,599,722	4,304,986
	Media — 2.9%
	Cable & Satellite — 2.9%
15,000	Comcast Corp., Cl. A	162,487	448,350
13,000	EchoStar Corp., Cl. A†	923,155	1,413,100
130,000	Grupo Televisa SAB, ADR	267,441	378,300
		1,353,083	2,239,750
	TOTAL COMMUNICATION SERVICES	25,527,546	58,374,755

	CONSUMER DISCRETIONARY — 11.1%
	Consumer Discretionary Distribution & Retail — 9.7%
	Broadline Retail — 8.3%
	Broadline Retail — 8.3%
6,000	Amazon.com Inc.†	796,732	1,384,920
4,000	EXOR NV	362,950	340,573
75,000	Prosus NV	2,047,382	4,658,199
		3,207,064	6,383,692
	Specialty Retail — 1.4%
	Apparel Retail — 1.4%
35,000	Zalando SE†	787,574	1,042,285

	Consumer Durables & Apparel — 1.4%
	Household Durables — 1.4%
	Consumer Electronics — 1.4%
41,000	Sony Group Corp., ADR	526,960	1,049,600

	TOTAL CONSUMER DISCRETIONARY	4,521,598	8,475,577

	INFORMATION TECHNOLOGY — 5.4%
	Software & Services — 3.8%
	Software — 3.8%
	Systems Software — 3.8%
6,000	Microsoft Corp.	743,640	2,901,720

See accompanying notes to financial statements.

3

The Gabelli Global Content & Connectivity Fund

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
	Technology Hardware & Equipment — 1.6%
	Technology Hardware, Storage & Peripherals — 1.6%
	Technology Hardware, Storage & Peripherals — 1.6%
4,500	Apple Inc.	$178,078	$1,223,370

	TOTAL INFORMATION TECHNOLOGY	921,718	4,125,090

	FINANCIALS — 4.9%
	Financial Services — 4.9%
	Financial Services — 4.9%
	Multi-Sector Holdings — 3.7%
170,000	Kinnevik AB, Cl. B†	1,346,917	1,545,169
535,000	VNV Global AB†	1,016,240	1,273,796
12,000	Waterloo Investment Holdings Ltd.†(a)	1,432	4,200
		2,364,589	2,823,165
	Transaction & Payment Processing Services — 1.2%
1,600	Mastercard Inc., Cl. A	233,900	913,408

	Insurance — 0.0%
	Insurance — 0.0%
	Life & Health Insurance — 0.0%
4,460	Old Mutual Ltd.(a)	12,501	5

	TOTAL FINANCIALS	2,610,990	3,736,578

	REAL ESTATE — 2.2%
	Equity Real Estate Investment Trusts — 2.2%
	Specialized REITs — 2.2%
	Data Center REITs — 1.4%
1,400	Equinix Inc., REIT	109,097	1,072,624

	Telecom Tower REITs — 0.8%
2,500	American Tower Corp., REIT	449,685	438,925
2,000	Crown Castle Inc., REIT	165,763	177,740
		615,448	616,665
	TOTAL REAL ESTATE	724,545	1,689,289

	TOTAL COMMON STOCKS	34,306,397	76,401,289
Shares		Cost	Market Value
	CLOSED-END FUNDS — 0.0%
	FINANCIALS — 0.0%
	Financial Services — 0.0%
	Financial Services — 0.0%
	Multi-Sector Holdings — 0.0%
5,800	Altaba Inc., Escrow†	$0	$7,830

	PREFERRED STOCKS — 1.0%
	INFORMATION TECHNOLOGY — 1.0%
	Technology Hardware and Equipment — 1.0%
	Technology Hardware, Storage & Peripherals — 1.0%
	Technology Hardware, Storage & Peripherals — 1.0%
12,000	Samsung Electronics Co. Ltd., 10.630%	376,987	743,049

	TOTAL INVESTMENTS — 100.9%	$34,683,384	77,152,168

	Other Assets and Liabilities (Net) — (0.9)%		(682,480)

	NET ASSETS — 100.0%		$76,469,688

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Geographic Diversification	% of Market Value	Market Value
North America	56.9%	$43,907,430
Europe	25.9	20,011,190
Japan	11.3	8,698,796
Latin America	3.4	2,665,792
South Africa	1.5	1,125,911
Asia/Pacific	1.0	743,049
	100.0%	$77,152,168

See accompanying notes to financial statements.

4

The Gabelli Global Content & Connectivity Fund

Statement of Assets and Liabilities

December 31, 2025

Assets:
Investments, at value (cost $34,683,384)	$77,152,168
Cash	775
Foreign currency, at value (cost $1,157)	635
Receivable for investments sold	338,000
Receivable for Fund shares sold	100
Receivable from Adviser	42,205
Dividends receivable	67,657
Prepaid expenses	22,315
Total Assets	77,623,855
Liabilities:
Line of credit payable	962,000
Payable for Fund shares redeemed	10,886
Payable for investment advisory fees	65,372
Payable for distribution fees	12,955
Payable for accounting fees	3,750
Other accrued expenses	99,204
Total Liabilities	1,154,167
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 3,297,602 shares outstanding)	$76,469,688

Net Assets Consist of:
Paid-in capital	$41,760,848
Total distributable earnings	34,708,840
Net Assets	$76,469,688

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($60,001,177 ÷ 2,585,326 shares outstanding; 150,000,000 shares authorized)	$23.21
Class A:
Net Asset Value and redemption price per share ($285,740 ÷ 12,172 shares outstanding; 50,000,000 shares authorized)	$23.48
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$24.91
Class C:
Net Asset Value and redemption price per share ($282.10 ÷ 11.446 shares outstanding; 50,000,000 shares authorized)	$24.65
Class I:
Net Asset Value, offering, and redemption price per share ($16,182,489 ÷ 700,093 shares outstanding; 50,000,000 shares authorized)	$23.11

Statement of Operations

For the Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $94,456)	$2,081,437
Interest	8,592
Total Investment Income	2,090,029
Expenses:
Investment advisory fees	720,271
Distribution fees - Class AAA	143,363
Distribution fees - Class A	653
Distribution fees - Class C	3
Legal and audit fees	71,231
Shareholder services fees	65,117
Shareholder communications expenses	54,230
Accounting fees	45,000
Registration expenses	24,529
Custodian fees	16,115
Directors’ fees	10,406
Interest expense	6,583
Miscellaneous expenses	20,198
Total Expenses	1,177,699
Less:
Expense reimbursements (See Note 3)	(522,872)
Net Expenses	654,827
Net Investment Income	1,435,202

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	3,570,743
Net realized loss on foreign currency transactions	(351)
Net realized gain on investments and foreign currency transactions	3,570,392
Net change in unrealized appreciation/(depreciation):
on investments	12,400,942
on foreign currency translations	2,986
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	12,403,928
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	15,974,320
Net Increase in Net Assets Resulting from Operations	$17,409,522

See accompanying notes to financial statements.

5

The Gabelli Global Content & Connectivity Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$1,435,202	$377,052
Net realized gain on investments, forward foreign exchange contracts and foreign currency transactions	3,570,392	2,641,766
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	12,403,928	9,609,234
Net Increase in Net Assets Resulting from Operations	17,409,522	12,628,052

Distributions to Shareholders:
Accumulated earnings
Class AAA	(8,994,654)	(2,921,792)
Class A	(41,830)	(12,822)
Class C	(32)	(12)
Class I	(2,418,692)	(693,139)
	(11,455,208)	(3,627,765)
Return of capital
Class AAA	(304,696)	(434,902)
Class A	(1,410)	(1,908)
Class C	(1)	(2)
Class I	(82,080)	(103,172)
	(388,187)	(539,984)
Total Distributions to Shareholders	(11,843,395)	(4,167,749)

Capital Share Transactions:
Class AAA	2,866,873	(2,113,768)
Class A	31,764	(25,466)
Class C	36	—
Class I	2,700,783	220,678
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	5,599,456	(1,918,556)

Redemption Fees	322	219

Net Increase in Net Assets	11,165,905	6,541,966

Net Assets:
Beginning of year	65,303,783	58,761,817
End of year	$76,469,688	$65,303,783

See accompanying notes to financial statements.

6

The Gabelli Global Content & Connectivity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)		Net Investment Income		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2025	$21.43	$0.49		$5.44	$5.93	$(3.08)	$(0.93)	$(0.14)	$(4.15)	$0.00	$23.21	27.63%	$60,001		1.99%		1.69%	0.91%		13%
2024	18.68	0.13	(e)	4.06	4.19	(0.49)	(0.76)	(0.19)	(1.44)	0.00	21.43	22.35	52,559		0.60	(e)	1.73	0.90		11
2023	15.25	0.06		3.43	3.49	(0.06)	—	—	(0.06)	0.00	18.68	22.89	47,834		0.36		1.90	0.91		11
2022	21.86	0.03		(6.29)	(6.26)	(0.35)	—	—	(0.35)	0.00	15.25	(28.62)	42,290		0.18		1.81	0.97	(f)	17
2021	22.18	0.56	(e)	0.59	1.15	(0.62)	(0.85)	—	(1.47)	—	21.86	5.17	65,025		2.33	(e)	1.65	0.90	(f)(g)	26
Class A
2025	$21.64	$0.50		$5.50	$6.00	$(3.08)	$(0.94)	$(0.14)	$(4.16)	$0.00	$23.48	27.68%	$286		2.01%		1.69%	0.91%		13%
2024	18.87	0.13	(e)	4.09	4.22	(0.50)	(0.76)	(0.19)	(1.45)	0.00	21.64	22.27	234		0.60	(e)	1.73	0.90		11
2023	15.40	0.06		3.47	3.53	(0.06)	—	—	(0.06)	0.00	18.87	22.92	224		0.36		1.90	0.91		11
2022	22.07	0.03		(6.35)	(6.32)	(0.35)	—	—	(0.35)	0.00	15.40	(28.62)	228		0.19		1.81	0.97	(f)	17
2021	22.38	0.56	(e)	0.60	1.16	(0.62)	(0.85)	—	(1.47)	—	22.07	5.16	428		2.30	(e)	1.65	0.90	(f)(g)	26
Class C(h)
2025	$21.18	$0.53		$7.14	$7.67	$(1.98)	$(0.98)	$(1.24)	$(4.20)	$—	$24.65	36.19%	$0	(i)	2.04%		2.44%	0.91%		13%
2024	18.47	0.12	(e)	4.02	4.14	(0.49)	(0.76)	(0.18)	(1.43)	—	21.18	22.34	0	(i)	0.57	(e)	2.48	0.90		11
2023	12.00	0.06		6.47	6.53	(0.06)	—	—	(0.06)	—	18.47	54.42	0	(i)	0.38		2.64	0.91		11
2022	21.24	0.02		(9.26)	(9.24)	—	—	—	—	—	12.00	(43.50)	0	(i)	0.12		2.56	0.97	(f)	17
2021	21.59	0.64	(e)	0.48	1.12	(0.62)	(0.85)	—	(1.47)	—	21.24	5.17	3		2.76	(e)	2.40	0.91	(f)(g)	26
Class I
2025	$21.35	$0.49		$5.42	$5.91	$(3.09)	$(0.92)	$(0.14)	$(4.15)	$0.00	$23.11	27.62%	$16,183		2.00%		1.44%	0.91%		13%
2024	18.62	0.12	(e)	4.05	4.17	(0.49)	(0.76)	(0.19)	(1.44)	0.00	21.35	22.30	12,511		0.59	(e)	1.48	0.90		11
2023	15.20	0.06		3.42	3.48	(0.06)	—	—	(0.06)	0.00	18.62	22.90	10,704		0.36		1.65	0.91		11
2022	21.79	0.03		(6.27)	(6.24)	(0.35)	—	—	(0.35)	0.00	15.20	(28.62)	8,938		0.18		1.56	0.97	(f)	17
2021	22.11	0.55	(e)	0.60	1.15	(0.62)	(0.85)	—	(1.47)	—	21.79	5.18	13,523		2.32	(e)	1.40	0.90	(f)(g)	26

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $522,872, $494,883, $527,312, $490,627, and $589,925 for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90%, 0.90%, and 0.96% for each Class for the years ended December 31, 2025, 2023, and 2022, respectively. For the years ended December 31, 2024 and 2021, the effect of interest expense was minimal.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.07 and $0.05 (Class AAA), $0.08 and $0.04 (Class A), $0.07 and $0.15 (Class C), and $0.07 and $0.05 (Class I), and the net investment income ratios would have been 0.35% and 0.20% (Class AAA), 0.36% and 0.18% (Class A), 0.33% and 0.63% (Class C), and 0.35% and 0.20% (Class I) for the years ended December 31, 2024 and 2021, respectively.
(f)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% and 0.90% for each Class.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2021, there was minimal impact to the expense ratios.
(h)	Due to Class C’s relatively low net assets, certain ratios, total returns and per share amounts have been affected by rounding and may not conform to other share classes.
(i)	Actual number of shares outstanding is 11.446, 10.02, 10.02, and 0.02 for the years ended December 31, 2025, 2024, 2023, and 2022, respectively.

See accompanying notes to financial statements.

7

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements

1. Organization. The Gabelli Global Content & Connectivity Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund commenced investment operations on November 1, 1993.

The Fund’s primarily investment objective is to seek to provide investors with appreciation of capital. The Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Such debt obligations are valued through prices provided by a pricing service approved by the Valuation Designee. Certain securities are valued principally using dealer quotations.

8

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 12/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communication Services	$58,374,753	—	$2	$58,374,755
Financials	3,732,373	—	4,205	3,736,578
Other Industries (b)	14,289,956	—	—	14,289,956
Total Common Stocks	76,397,082	—	4,207	76,401,289
Closed-End Funds (b)	—	$7,830	—	7,830
Preferred Stocks (b)	743,049	—	—	743,049
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$77,140,131	$7,830	$4,207	$77,152,168

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At December 31, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations

9

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Continued)

or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar

10

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Continued)

securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real-estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2025, reclassifications were made to increase paid-in capital by $2, with an offsetting adjustment to total distributable earnings.

11

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Continued)

The tax character of distributions paid during the years ended December 31, 2025 and 2024 was as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Distributions paid from:
Ordinary income	$8,811,556	$1,440,283
Net long term capital gains	2,643,652	2,187,482
Return of capital	388,187	539,984
Total distributions paid	$11,843,395	$4,167,749

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$34,708,840

At December 31, 2025, the temporary differences between book basis and tax basis unrealized appreciation were primarily due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$42,442,686	$36,354,863	$(1,645,381)	$34,709,482

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2025, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the

12

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Continued)

Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2026, at no more than an annual rate of 0.90% for all classes of shares. During the year ended December 31, 2025, the Adviser reimbursed expenses in the amount of $522,872. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At December 31, 2025, the cumulative contingent amount which the Fund may repay the Adviser, subject to the terms above, is $1,017,755:

For the year ended December 31, 2024, expiring December 31, 2026	$494,883
For the year ended December 31, 2025, expiring December 31, 2027	522,872
$1,017,755

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2025, other than short term securities and U.S. Government obligations, aggregated $9,179,340 and $13,971,075, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2025, the Fund paid brokerage commissions on security trades of $545 to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2025, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included

13

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Continued)

in “Interest expense” in the Statement of Operations. At December 31, 2025, there was $962,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 111 days of borrowings during the year ended December 31, 2025 was $286,667 with a weighted average interest rate of 5.38%. The maximum amount borrowed at any time during the year ended December 31, 2025 was $1,032,000.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2025 and 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	9,802	$251,968	10,484	$226,130
Shares issued upon reinvestment of distributions	381,135	8,861,394	147,479	3,198,819
Shares redeemed	(258,524)	(6,246,489)	(265,380)	(5,538,717)
Net increase/(decrease)	132,413	$2,866,873	(107,417)	$(2,113,768)

Class A
Shares sold	494	$11,616	342	$7,711
Shares issued upon reinvestment of distributions	1,346	31,669	500	10,945
Shares redeemed	(466)	(11,521)	(1,909)	(44,122)
Net increase/(decrease)	1,374	$31,764	(1,067)	$(25,466)

Class C
Shares sold	1	$36	–	–
Net increase	1	$36	–	–

Class I
Shares sold	36,725	$936,915	36,254	$723,525
Shares issued upon reinvestment of distributions	99,946	2,314,742	33,983	734,373
Shares redeemed	(22,563)	(550,874)	(59,210)	(1,237,220)
Net increase	114,108	$2,700,783	11,027	$220,678

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate

14

The Gabelli Global Content & Connectivity Fund

Notes to Financial Statements (Continued)

portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the year ended December 31, 2025, the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Change to the Fund’s Investment Policies. Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund’s total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

The Fund continues to pursue its investment objectives of providing investors with primarily appreciation of capital and secondarily current income.

No other changes to the Fund’s investment policies were made in connection with these changes, nor are any such further changes currently anticipated.

12. Subsequent Events. On February 25, 2026, the Fund renewed the unsecured and uncommitted line of credit, which expires on April 30, 2026, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

15

The Gabelli Global Content & Connectivity Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Gabelli Global Content & Connectivity Fund

and the Board of Directors of GAMCO Global Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Gabelli Global Content & Connectivity Fund (the “Fund”) (one of the portfolios constituting GAMCO Global Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting GAMCO Global Series Funds, Inc.) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

March 1, 2026

16

The Gabelli Global Content & Connectivity Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

17

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

The Gabelli Global Content & Connectivity Fund

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2025, the Fund paid ordinary income distributions of $6,917,737, $32,096, $21, and $1,861,702 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, return of capital distributions of $304,696, $1,410, $1, and $82,080 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totaling $2,643,652, or the maximum allowable. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2025, 14.03% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 23.51% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2025 which was derived from U.S. Treasury securities was 0.37%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s year in U.S. Government securities. The Fund did not meet this strict requirement in 2025. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Content & Connectivity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q425AR

GABELLI
FUNDS

# THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND

*Annual Report*
*December 31, 2025*

The Gabelli Global Mini Mites™ Fund

Annual Report — December 31, 2025

To Our Shareholders,

For the year ended December 31, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Mini Mites Fund was 10.6% compared with a total return of 18.5% for the S&P Developed SmallCap Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2025:

The Gabelli Global Mini Mites Fund

U.S. Government Obligations	36.8%
Diversified Industrial	10.1%
Metals and Mining	9.7%
Automotive: Parts and Accessories	5.6%
Hotels and Gaming	5.6%
Consumer Products	4.4%
Health Care	4.1%
Machinery	3.5%
Retail	3.2%
Aerospace and Defense	3.2%
Broadcasting	3.0%
Financial Services	2.8%
Entertainment	2.1%
Specialty Chemicals	1.9%
Food and Beverage	1.8%
Equipment and Supplies	1.5%
Building and Construction	1.5%
Energy and Utilities	1.4%
Consumer Services	1.3%
Business Services	0.8%
Computer Software and Services	0.7%
Agriculture	0.7%
Real Estate	0.6%
Publishing	0.6%
Telecommunication Services	0.6%
Electronics	0.2%
Wireless Telecommunication Services	0.0%*
Other Assets and Liabilities (Net)	(7.7)%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli Global Mini Mites Fund

Schedule of Investments — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 70.9%
	Aerospace and Defense — 3.2%
200	Astronics Corp.†	$3,096	$10,848
3,200	Astronics Corp., Cl. B†	51,212	173,440
8,750	Avio SpA	134,676	301,806
1,000	CPI Aerostructures Inc.†	2,388	3,960
4,500	Innovative Solutions and Support Inc.†	30,793	85,230
8,800	Redwire Corp.†	60,370	66,880
		282,535	642,164
	Agriculture — 0.7%
300	Alico Inc.	9,665	10,914
10,000	Limoneira Co.	151,721	126,250
11,000	S&W Seed Co.†	33,898	1,100
		195,284	138,264
	Automotive: Parts and Accessories — 5.6%
12,500	Garrett Motion Inc.	68,625	217,875
15,700	Monro Inc.	235,816	314,628
3,200	Motorcar Parts of America Inc.†	21,700	39,488
8,500	Standard Motor Products Inc.	216,148	313,225
3,100	Strattec Security Corp.†	61,552	236,034
		603,841	1,121,250
	Broadcasting — 3.0%
2,500	Beasley Broadcast Group Inc., Cl. A†	14,647	12,525
90,000	Corus Entertainment Inc., Cl. B†	48,068	2,295
9,000	Cumulus Media Inc., Cl. A†	8,552	699
65,000	Entravision Communications Corp., Cl. A	189,651	190,450
1,000	Mediaco Holding Inc., Cl. A†	1,125	580
75,000	The E.W. Scripps Co., Cl. A†	319,264	299,250
18,000	Townsquare Media Inc., Cl. A	155,123	92,520
		736,430	598,319
	Building and Construction — 1.5%
59,026	Armstrong Flooring Inc.†	5,515	6
16,000	Gencor Industries Inc.†	174,702	207,360
1,925	Neinor Homes SA	24,184	42,983
200	The Monarch Cement Co.	11,234	47,000
		215,635	297,349
	Business Services — 0.8%
400	Boston Omaha Corp., Cl. A†	6,934	4,948
5,400	Du-Art Film Laboratories Inc., Non-Voting†(a)	0	6,512
600	Du-Art Film Laboratories Inc., Voting†(a)	0	724
Shares		Cost	Market Value
4,000	Ework Group AB	$33,432	$41,666
2,500	Magnera Corp.†	75,429	37,850
1,000	MIND Technology Inc.†	5,335	8,790
13,000	TransAct Technologies Inc.†	79,224	52,000
80,002	Trans-Lux Corp.†	24,496	4,800
		224,850	157,290
	Computer Software and Services — 0.7%
17,000	Alithya Group Inc., Cl. A†	39,637	20,536
900	Asetek A/S†	706	566
700	Bittium Oyj	4,945	24,638
300	Daktronics Inc.†	2,421	5,931
2,000	NextNav Inc.†	5,540	33,280
60,000	Pacific Online Ltd.	12,358	2,429
100,000	Xtract One Technologies Inc.†	49,750	52,457
		115,357	139,837
	Consumer Products — 4.4%
13,500	American Outdoor Brands Inc.†	121,431	104,355
2,000	Aspen Group Inc.†	244	336
1,000	Byrna Technologies Inc.†	17,338	16,790
71,500	Clarus Corp.	362,353	239,525
600	CompX International Inc.	8,618	13,962
700,000	Goodbaby International Holdings Ltd.	68,490	98,937
3,500	Lifecore Biomedical Inc.†	23,242	28,630
12,500	Lifetime Brands Inc.	73,365	49,375
5,000	Marine Products Corp.	52,312	43,800
2,500	Movado Group Inc.	34,225	51,550
6,400	Nobility Homes Inc.	184,581	161,216
200	Oil-Dri Corp. of America	2,550	9,788
4,000	PetMed Express Inc.†	12,800	12,800
71,000	Playmates Holdings Ltd.	10,621	4,516
1,500	Sturm Ruger & Co. Inc.	48,332	48,975
		1,020,502	884,555
	Consumer Services — 1.3%
1,900	Contextlogic Holdings Inc.†	15,214	14,402
270,000	Tribal Group plc	236,980	244,754
		252,194	259,156
	Diversified Industrial — 10.1%
9,000	Ascent Industries Co.†	89,142	145,710
2,400	Burnham Holdings Inc., Cl. A	41,098	60,168
2,400	CECO Environmental Corp.†	47,116	143,640
24,000	Commercial Vehicle Group Inc.†	138,159	34,560
1,000	Graham Corp.†	7,429	64,230
3,000	INNOVATE Corp.†	27,347	13,560
22,000	Myers Industries Inc.	327,124	411,840
35,700	Park-Ohio Holdings Corp.	679,075	747,558

See accompanying notes to financial statements.

3

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
3,000	Perma-Fix Environmental Services Inc.†	$35,742	$37,770
3,000	Quest Resource Holding Corp.†	14,149	5,580
26,700	Velan Inc.	113,592	362,795
		1,519,973	2,027,411
	Electronics — 0.2%
200	Bel Fuse Inc., Cl. A	25,032	30,360
1,000	Kopin Corp.†	1,585	2,340
700	Smart Eye AB†	5,647	5,988
300	Ultralife Corp.†	3,165	1,716
		35,429	40,404
	Energy and Utilities — 1.4%
2,400	Capstone Green Energy Holdings Inc.†	10,359	12,096
400	Consolidated Water Co. Ltd.	4,084	14,116
2,500	DMC Global Inc.†	25,671	16,725
31,000	Fluence Corp. Ltd.†	7,941	2,069
4,800	Innovex International Inc.†	96,824	104,976
6,000	RGC Resources Inc.	115,807	127,800
		260,686	277,782
	Entertainment — 2.1%
20,000	Borussia Dortmund GmbH & Co. KGaA	84,190	77,563
20,000	Reading International Inc., Cl. A†	77,056	21,000
12,500	Reservoir Media Inc.†	92,762	94,625
10,000	Sportech plc†(a)	37,134	10,885
7,500	Starz Entertainment Corp.†	89,017	87,750
8,000	The Marcus Corp.	111,849	124,080
		492,008	415,903
	Equipment and Supplies — 1.5%
1,800	Applied Optoelectronics Inc.†	10,236	62,748
4,000	Ilika plc†	2,231	2,022
5,000	The Eastern Co.	111,760	98,450
9,000	Titan Machinery Inc.†	162,216	135,360
		286,443	298,580
	Financial Services — 2.8%
200	Diamond Hill Investment Group Inc.	26,324	33,900
4,500	Forge Global Holdings Inc.†	199,348	200,520
200,000	GAM Holding AG†	63,160	36,990
2,000	OceanFirst Financial Corp.	33,018	35,900
5,500	Steel Partners Holdings LP†	246,919	236,555
10,000	VNV Global AB†	25,800	23,809
		594,569	567,674
Shares		Cost	Market Value
	Food and Beverage — 1.8%
155,000	China Foods Ltd.	$51,379	$86,435
3,700	Corby Spirit and Wine Ltd., Cl. A	42,276	39,897
53,500	Farmer Brothers Co.†	224,682	78,110
3,000	Lifeway Foods Inc.†	52,152	72,690
25,000	SunOpta Inc.†	119,598	95,000
		490,087	372,132
	Health Care — 4.1%
5,000	Accendra Health Inc.†	24,597	14,000
43,800	Accuray Inc.†	129,202	36,117
40,000	Achaogen Inc.†(a)	488	0
3,200	Axogen Inc.†	22,938	104,736
400	Daxor Corp.†	4,127	5,900
8,200	Electromed Inc.†	85,346	238,784
3,000	GRAIL Inc.†	45,727	256,770
39,000	Harvard Bioscience Inc.†	100,929	26,083
8,000	Neuronetics Inc.†	14,920	11,040
5,000	Niagen Bioscience Inc.†	37,958	31,800
2,900	Oncimmune Holdings plc†	3,575	45
1,600	Option Care Health Inc.†	15,887	50,976
1,300	Tristel plc	4,856	7,316
600	Utah Medical Products Inc.	36,223	33,576
		526,773	817,143
	Hotels and Gaming — 5.6%
3,000	Bally’s Corp.†	32,614	49,560
5,500	Canterbury Park Holding Corp.	77,228	83,655
20,000	Full House Resorts Inc.†	98,500	52,200
7,000	Genius Sports Ltd.†	38,648	77,140
25,000	Inspired Entertainment Inc.†	247,625	234,000
18,000	Krispy Kreme Inc.	45,234	72,360
2,000	Nathan’s Famous Inc.	134,836	187,140
85,000	Ollamani SAB†	158,616	363,460
		833,301	1,119,515
	Machinery — 3.5%
6,000	CFT SpA†(a)	33,163	32,435
11,600	L.B. Foster Co., Cl. A†	157,211	312,620
22,000	Twin Disc Inc.	233,876	366,960
		424,250	712,015
	Metals and Mining — 9.7%
15,000	Americas Gold & Silver Corp.†	35,835	76,650
140,000	Ampco-Pittsburgh Corp.†	461,372	746,200
61,000	NN Inc.†	198,484	78,080
130,000	Tredegar Corp.†	798,471	933,400
40,000	Western Copper & Gold Corp.†	66,663	106,800
		1,560,825	1,941,130

See accompanying notes to financial statements.

4

The Gabelli Global Mini Mites Fund

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Publishing — 0.6%
24,800	Lee Enterprises Inc.†	$203,351	$118,792

	Real Estate — 0.6%
150	Capital Properties Inc., CI. A	1,698	1,909
30,000	Corem Property Group AB, CI. B	68,835	14,162
7,507	Gyrodyne LLC†	61,771	67,713
12,000	Orion Properties Inc., REIT	28,798	27,120
250,000	Trinity Place Holdings Inc.†	16,251	8,775
20,000	Trinity Place Holdings Inc.†(a)	0	0
		177,353	119,679
	Retail — 3.2%
3,500	Bassett Furniture Industries Inc.	55,155	58,660
2,000	Bowlin Travel Centers Inc.†	8,200	7,840
60,000	Denny’s Corp.†	369,738	373,200
80,000	Sportsman’s Warehouse Holdings Inc.†	190,773	116,800
2,600	Village Super Market Inc., CI. A	59,195	92,027
		683,061	648,527
	Specialty Chemicals — 1.9%
20,000	American Vanguard Corp.†	223,544	76,400
22,000	Arq Inc.†	97,410	71,940
500	Core Molding Technologies Inc.†	5,890	10,025
1,500	Loop Industries Inc.†	3,557	1,500
500	Orion SA	6,890	2,640
78,000	Treatt plc	341,405	214,486
		678,696	376,991
	Telecommunication Services — 0.6%
5,000	Anterix Inc.†	102,004	109,150
400	Blackline Safety Corp.†	2,104	1,880
400	Shenandoah Telecommunications Co.	4,068	4,624
		108,176	115,654
	Wireless Telecommunication Services — 0.0%
22,877	NII Holdings Inc., Escrow†	442	8,007

	TOTAL COMMON STOCKS	12,522,051	14,215,523

	RIGHTS — 0.0%
	Health Care — 0.0%
16,000	Epizyme Inc., CVR†	0	320
30,000	Paratek Pharmaceuticals Inc., CVR†	0	600
	TOTAL RIGHTS	0	920
Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 36.8%
$7,418,000	U.S. Treasury Bills, 3.556% to 4.198%††, 01/02/26 to 07/02/26	$7,366,607	$7,368,642

	TOTAL INVESTMENTS — 107.7%	$19,888,658	21,585,085

	Other Assets and Liabilities (Net) — (7.7)%		(1,551,340)

	NET ASSETS — 100.0%		$20,033,745

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

CVR	Contingent Value Right
REIT	Real Estate Investment Trust

Geographic Diversification	% of Market Value	Market Value
United States	88.1%	$19,005,170
Europe	5.4	1,161,894
Canada	3.9	846,060
Latin America	2.6	569,892
Asia/Pacific	0.0 *	2,069
	100.0%	$21,585,085

*	Amount represents less than 0.05%.

See accompanying notes to financial statements.

5

The Gabelli Global Mini Mites Fund

Statement of Assets and Liabilities

December 31, 2025

Assets:
Investments, at value (cost $19,888,658)	$21,585,085
Receivable for investments sold	93,600
Receivable for Fund shares sold	2,747
Receivable from Adviser	10,510
Dividends receivable	5,273
Prepaid expenses	9,994
Total Assets	21,707,209
Liabilities:
Payable to bank	10,481
Payable for investments purchased	1,589,234
Payable for investment advisory fees	16,887
Payable for distribution fees	44
Other accrued expenses	56,818
Total Liabilities	1,673,464
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 1,744,536 shares outstanding)	$20,033,745
Net Assets Consist of:
Paid-in capital	$18,466,842
Total distributable earnings	1,566,903
Net Assets	$20,033,745

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($113,236 ÷ 9,861 shares outstanding; 75,000,000 shares authorized)	$11.48
Class A:
Net Asset Value and redemption price per share ($18,997 ÷ 1,655 shares outstanding; 50,000,000 shares authorized)	$11.48
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$12.18
Class C:
Net Asset Value and redemption price per share ($18,855 ÷ 1,649 shares outstanding; 25,000,000 shares authorized)	$11.43
Class I:
Net Asset Value, offering, and redemption price per share ($19,882,657 ÷ 1,731,371 shares outstanding; 25,000,000 shares authorized)	$11.48

Statement of Operations

For the Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $3,333)	$170,318
Interest	173,489
Total Investment Income	343,807
Expenses:
Investment advisory fees	155,895
Distribution fees - Class AAA	259
Distribution fees - Class A	43
Distribution fees - Class C	172
Legal and audit fees	47,697
Registration expenses	38,278
Shareholder communications expenses	24,480
Custodian fees	13,240
Shareholder services fees	10,715
Administration out-of-pocket fees	2,269
Directors’ fees	2,199
Miscellaneous expenses	13,844
Total Expenses	309,091
Less:
Expense reimbursements (See Note 3)	(167,335)
Expenses paid indirectly by broker (See Note 6)	(1,451)
Total Reimbursements and Credits	(168,786)
Net Expenses	140,305
Net Investment Income	203,502

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	1,076,597
Net realized loss on foreign currency transactions	(733)
Net realized gain on investments and foreign currency transactions	1,075,864
Net change in unrealized appreciation/(depreciation):
on investments	801,471
on foreign currency translations	(1)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	801,470
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,877,334
Net Increase in Net Assets Resulting from Operations	$2,080,836

See accompanying notes to financial statements.

6

The Gabelli Global Mini Mites Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$203,502	$109,797
Net realized gain on investments and foreign currency transactions	1,075,864	921,132
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	801,470	165,842
Net Increase in Net Assets Resulting from Operations	2,080,836	1,196,771

Distributions to Shareholders:
Accumulated earnings
Class AAA	(7,180)	(8,473)
Class A	(1,205)	(1,421)
Class C	(1,197)	(1,411)
Class I	(1,271,861)	(1,020,792)
Total Distributions to Shareholders	(1,281,443)	(1,032,097)

Capital Share Transactions:
Class AAA	7,180	8,473
Class A	1,205	1,421
Class C	1,197	1,411
Class I	6,560,134	937,980
Net Increase in Net Assets from Capital Share Transactions	6,569,716	949,285

Redemption Fees	—	2

Net Increase in Net Assets	7,369,109	1,113,961

Net Assets:
Beginning of year	12,664,636	11,550,675
End of year	$20,033,745	$12,664,636

See accompanying notes to financial statements.

7

The Gabelli Global Mini Mites Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2025	$11.08	$0.14	$1.03	$1.17	$(0.14)	$(0.63)	$(0.77)	$—	$11.48	10.59%	$113	1.29%	2.23%	0.90%		29%
2024	10.90	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	0.00	11.08	10.88	103	0.96	2.63	0.90		26
2023	8.70	0.07	3.35	3.42	(0.07)	(1.15)	(1.22)	—	10.90	39.05	92	0.74	3.37	0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	67	0.52	3.40	0.90	(e)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.04	19.25	83	(0.17)	3.49	0.90	(f)	79
Class A
2025	$11.08	$0.14	$1.03	$1.17	$(0.14)	$(0.63)	$(0.77)	$—	$11.48	10.60%	$19	1.29%	2.23%	0.90%		29%
2024	10.89	0.11	1.08	1.19	(0.11)	(0.89)	(1.00)	—	11.08	10.98	17	0.96	2.63	0.90		26
2023	8.70	0.07	3.34	3.41	(0.07)	(1.15)	(1.22)	—	10.89	38.93	16	0.74	3.37	0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	11	0.52	3.40	0.90	(e)	30
2021	10.66	(0.02)	2.05	2.03	(0.07)	(1.58)	(1.65)	0.00	11.04	19.38	13	(0.18)	3.49	0.90	(f)	79
Class C
2025	$11.03	$0.14	$1.03	$1.17	$(0.14)	$(0.63)	$(0.77)	$—	$11.43	10.62%	$19	1.29%	2.98%	0.90%		29%
2024	10.85	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	—	11.03	10.89	17	0.96	3.38	0.90		26
2023	8.66	0.07	3.33	3.40	(0.07)	(1.14)	(1.21)	—	10.85	39.06	15	0.74	4.12	0.90		42
2022	11.00	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.66	(16.25)	11	0.52	4.15	0.90	(e)	30
2021	10.63	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.00	19.34	13	(0.18)	4.24	0.90	(f)	79
Class I
2025	$11.08	$0.15	$1.02	$1.17	$(0.14)	$(0.63)	$(0.77)	$—	$11.48	10.59%	$19,883	1.31%	1.98%	0.90%		29%
2024	10.90	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	0.00	11.08	10.88	12,528	0.97	2.38	0.90		26
2023	8.70	0.08	3.34	3.42	(0.07)	(1.15)	(1.22)	—	10.90	39.05	11,428	0.74	3.12	0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	6,440	0.52	3.15	0.90	(e)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.04	19.25	6,801	(0.18)	3.24	0.90	(f)	79

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $167,335, $167,739, $176,163, $148,978, and $147,312 for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses for the years ended December 31, 2025, 2024, 2023, 2022, and 2021. If such credits had not been received, the ratios of operating expenses to average net assets would have been 0.91%, 0.91%, 0.92%, 0.92%, and 0.92% for each Class, respectively.
(e)	The Fund incurred interest expense. For the year ended December 31, 2022, there was minimal impact on the expense ratios.
(f)	The Fund incurred tax expense for the year ended December 31, 2021 and there was minimal impact on the expense ratios.

See accompanying notes to financial statements.

8

The Gabelli Global Mini Mites Fund

Notes to Financial Statements

1. Organization. The Gabelli Global Mini Mites Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), and is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is long term capital appreciation by investing primarily in micro-capitalization equity securities. The Fund commenced investment operations on October 1, 2018.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Such debt obligations are valued through prices provided by a pricing service approved by the Valuation Designee. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

9

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Continued)

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs(a)	Total Market Value at 12/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Building and Construction	$297,343	$6	—	$297,349
Business Services	145,254	4,800	$7,236	157,290
Computer Software and Services	139,271	566	—	139,837
Entertainment	405,018	—	10,885	415,903
Health Care	817,098	45	0	817,143
Machinery	679,580	—	32,435	712,015
Real Estate	117,770	1,909	0	119,679
Wireless Telecommunication Services	—	8,007	—	8,007
Other Industries (b)	11,548,300	—	—	11,548,300
Total Common Stocks	14,149,634	15,333	50,556	14,215,523
Rights (b)	—	920	—	920
U.S. Government Obligations	—	7,368,642	—	7,368,642
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$14,149,634	$7,384,895	$50,556	$21,585,085

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

10

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Continued)

At December 31, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

11

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2025, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to tax treatment of nondeductible expenses from partnership investments. These reclassifications have no impact on the NAV per share of the Fund. For the year ended December 31, 2025, reclassifications were made to decrease paid-in capital by $36, with an offsetting adjustment to total distributable earnings.

12

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Continued)

The tax character of distributions paid during the years ended December 31, 2025 and 2024 was as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Distributions paid from:
Ordinary income	$330,090	$166,654
Net long term capital gains	951,353	865,443
Total distributions paid	$1,281,443	$1,032,097

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$15,935
Undistributed long term capital gains	80,753
Net unrealized appreciation on investments and foreign currency translations	1,470,215
Total	$1,566,903

At December 31, 2025, the temporary difference between book basis and tax basis unrealized appreciation was primarily due to deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$20,114,869	$3,617,049	$(2,146,833)	$1,470,216

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2025, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

13

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Continued)

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2026, at no more than an annual rate of 0.90% for all classes of shares. During the year ended December 31, 2025, the Adviser reimbursed the Fund in the amount of $167,335. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At December 31, 2025, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $335,074:

For the year ended December 31, 2024, expiring December 31, 2026	$167,739
For the year ended December 31, 2025, expiring December 31, 2027	167,335
$335,074

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2025, other than short term securities and U.S. Government obligations, aggregated $5,091,164 and $3,405,839, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2025, the Fund paid brokerage commissions on security trades of $4,665 G.research, LLC, an affiliate of the Adviser.

During the year ended December 31, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,451.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the year ended December 31, 2025.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

14

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Continued)

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the year ended December 31, 2025, there were no borrowings outstanding under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2025 and 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Year Ended		Year Ended
	December 31, 2025		December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares issued upon reinvestment of distributions	622	$7,180	770	$8,473
Net increase	622	$7,180	770	$8,473
Class A
Shares issued upon reinvestment of distributions	105	$1,205	128	$1,421
Net increase	105	$1,205	128	$1,421
Class C
Shares issued upon reinvestment of distributions	104	$1,197	129	$1,411
Net increase	104	$1,197	129	$1,411
Class I
Shares sold	597,213	$6,469,623	231,041	$2,540,433
Shares issued upon reinvestment of distributions	110,090	1,269,343	92,374	1,017,958
Shares redeemed	(106,606)	(1,178,832)	(241,330)	(2,620,411)
Net increase	600,697	$6,560,134	82,085	$937,980

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day,

15

The Gabelli Global Mini Mites Fund

Notes to Financial Statements (Continued)

cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the year ended December 31, 2025 the Fund did not utilize ReFlow.

9. Significant Shareholder. As of December 31, 2025, 32.1% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Change to the Fund’s Investment Policies. Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund’s total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

The Fund continues to pursue its investment objective of providing investors with long term capital appreciation.

No other changes to the Fund’s investment policies were made in connection with these changes, nor are any such further changes currently anticipated.

13. Subsequent Events. On February 25, 2026, the Fund renewed the unsecured and uncommitted line of credit, which expires on April 30, 2026, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

16

The Gabelli Global Mini Mites Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Gabelli Global Mini Mites Fund

and the Board of Directors of GAMCO Global Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Gabelli Global Mini Mites Fund (the “Fund”) (one of the portfolios constituting GAMCO Global Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting GAMCO Global Series Funds, Inc.) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

March 1, 2026

17

The Gabelli Global Mini Mites Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

18

The Gabelli Global Mini Mites Fund

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2025, the Fund paid to shareholders ordinary income distributions (comprised of net investment income and short term capital gains) totaling $0.2002 per share for each Class, and long term capital gains totaling $951,353, or the maximum allowable. For the year ended December 31, 2025, 41.0% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 50.62% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during 2025 which was derived from U.S. Treasury securities was 49.97%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s year in U.S. Government securities. The Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of December 31, 2025 was 36.8%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Mini Mites Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB3634Q425AR

GABELLI
FUNDS

# THE GABELLI GLOBAL MINI MITES™ FUND

*Annual Report*
*December 31, 2025*

The Gabelli Global Rising Income and Dividend Fund

Annual Report — December 31, 2025

To Our Shareholders,

For the year ended December 31, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund was 22.1% compared with a total return of 21.6% for the Morgan Stanley Capital International (MSCI) World Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2025:

The Gabelli Global Rising Income and Dividend Fund

Financial Services	14.1%
Food and Beverage	9.9%
Electronics	7.0%
Diversified Industrial	5.9%
Energy and Utilities	5.6%
Wireless Telecommunication Services	5.3%
Entertainment	5.1%
Automotive	5.0%
U.S. Government Obligations	4.9%
Telecommunication Services	4.4%
Equipment and Supplies	3.8%
Aerospace and Defense	3.8%
Consumer Products	3.7%
Machinery	3.0%
Building and Construction	2.9%
Health Care	2.6%
Hotels and Gaming	2.3%
Cable and Satellite	2.1%
Business Services	2.0%
Broadcasting	1.3%
Consumer Services	1.1%
Specialty Chemicals	1.0%
Computer Software and Services	1.0%
Retail	0.9%
Automotive: Parts and Accessories	0.9%
Publishing	0.3%
Metals and Mining	0.1%
Real Estate	0.0	%*
Other Assets and Liabilities (Net)	(0.0	)%**
	100.0%

*	Amount represents less than 0.05%.
**	Amount represents greater than (0.05)%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 95.0%
	Aerospace and Defense — 3.8%
50	Hensoldt AG	$6,477	$4,313
1,600	L3Harris Technologies Inc.	126,334	469,712
100,000	Rolls-Royce Holdings plc	276,321	1,550,142
7,000	Textron Inc.	338,197	610,190
		747,329	2,634,357
	Automotive — 5.0%
18,500	Daimler Truck Holding AG	513,134	811,382
60,000	Iveco Group NV	476,130	1,323,863
35,000	Traton SE	601,535	1,254,526
1,000	Volkswagen AG	167,644	123,513
		1,758,443	3,513,284
	Automotive: Parts and Accessories — 0.9%
13,500	Dana Inc.	177,215	320,760
2,000	Genuine Parts Co.	179,604	245,920
600	Linamar Corp.	28,683	36,265
		385,502	602,945
	Broadcasting — 1.3%
71,000	Canal+ SA	276,343	255,148
20,000	Corus Entertainment Inc., Cl. B†	55,286	510
115,000	ITV plc	219,606	127,654
32,000	Sinclair Inc.	636,033	489,600
		1,187,268	872,912
	Building and Construction — 2.9%
400	Arcosa Inc.	14,886	42,528
500	Chofu Seisakusho Co. Ltd.	7,120	6,438
6,600	Herc Holdings Inc.	207,320	979,308
6,000	Johnson Controls International plc	211,052	718,500
2,000	Lennar Corp., Cl. B	87,661	190,240
400	Sika AG	103,597	82,111
		631,636	2,019,125
	Business Services — 2.0%
7,500	Havas NV	149,559	149,838
7,500	ITOCHU Corp.	77,722	94,564
32,000	JCDecaux SE	607,720	582,147
1,500	Marubeni Corp.	24,211	41,684
16,000	Matthews International Corp., Cl. A	456,109	417,920
1,500	Mitsubishi Corp.	26,579	34,340
1,500	Mitsui & Co. Ltd.	31,692	44,462
1,500	Sumitomo Corp.	32,376	51,826
		1,405,968	1,416,781
	Cable and Satellite — 2.1%
5,105	EchoStar Corp., Cl. A†	83,409	554,913
22,000	Liberty Latin America Ltd., Cl. A†	190,969	162,580
Shares		Cost	Market Value
595	Liberty Latin America Ltd., Cl. C†	$4,248	$4,439
19,500	Rogers Communications Inc., Cl. B	686,048	735,735
		964,674	1,457,667
	Computer Software and Services — 1.0%
28,000	Hewlett Packard Enterprise Co.	379,309	672,560

	Consumer Products — 3.7%
16,000	Energizer Holdings Inc.	444,987	318,240
20,000	Essity AB, Cl. A	527,632	576,766
2,000	L’Oreal SA	335,032	861,657
8,000	Salvatore Ferragamo SpA†	103,482	77,375
10,000	Scandinavian Tobacco Group A/S	148,378	150,260
8,000	Spectrum Brands Holdings Inc.	477,325	472,640
18,600	Unicharm Corp.	125,119	106,276
		2,161,955	2,563,214
	Consumer Services — 1.1%
11,200	Ashtead Group plc	225,512	767,835
200	Boyd Group Inc.	14,694	31,858
		240,206	799,693
	Diversified Industrial — 5.9%
1,000	Aker ASA, Cl. A	54,422	76,191
12,000	Bouygues SA	472,709	625,441
1,200	Crane Co.	60,161	221,316
3,200	Enpro Inc.	187,776	685,216
100	GATX Corp.	15,639	16,960
7,000	Hyster-Yale Inc.	261,232	207,970
12,000	Jardine Matheson Holdings Ltd.	632,767	820,680
15,000	Myers Industries Inc.	234,455	280,800
12,000	Nilfisk Holding A/S†	200,361	262,066
2,700	Park-Ohio Holdings Corp.	49,094	56,538
100	Rheinmetall AG	188,935	183,449
3,000	Sulzer AG	240,387	558,263
3,600	Svenska Cellulosa AB SCA, Cl. A	23,715	47,940
2,500	Trinity Industries Inc.	47,038	66,100
		2,668,691	4,108,930
	Electronics — 7.0%
94,500	Sony Group Corp.	385,403	2,427,656
96,000	Sony Group Corp., ADR	238,441	2,457,600
		623,844	4,885,256
	Energy and Utilities — 5.6%
4,000	BP plc, ADR	112,910	138,920
7,500	Cameco Corp.	86,032	686,175
600	Cheniere Energy Inc.	23,332	116,634

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities (Continued)
2,000	Innovex International Inc.†	$48,149	$43,740
12,500	National Fuel Gas Co.	662,775	1,000,750
16,041	National Grid plc	130,608	246,820
8,000	National Grid plc, ADR	490,232	618,800
17,000	Severn Trent plc	456,470	639,104
10,500	Shell plc	226,095	387,805
		2,236,603	3,878,748
	Entertainment — 5.1%
38,000	Bollore SE	213,935	214,089
13,000	Brightstar Lottery plc	153,742	201,240
200,000	Grupo Televisa SAB, ADR	746,851	582,000
15,000	Manchester United plc, Cl. A†	254,361	238,800
2,100	Sphere Entertainment Co.†	79,238	199,668
44,000	Tencent Music Entertainment Group, ADR	353,218	771,320
10,000	Ubisoft Entertainment SA†	142,072	75,706
13,000	Universal Music Group NV	293,887	339,621
125,000	Vivendi SE	284,132	347,565
20,000	Warner Bros Discovery Inc.†	205,344	576,400
		2,726,780	3,546,409
	Equipment and Supplies — 3.8%
200	AMETEK Inc.	25,278	41,062
5,000	Ardagh Metal Packaging SA	18,965	20,500
3,000	Graco Inc.	71,740	245,910
38,000	Instalco AB	178,549	106,820
11,500	Landis+Gyr Group AG	691,956	746,244
13,000	Mueller Industries Inc.	177,549	1,492,400
		1,164,037	2,652,936
	Financial Services — 14.1%
1,000	American Express Co.	80,155	369,950
1,800	American International Group Inc.	63,440	153,990
2,500	Bank of America Corp.	70,135	137,500
3	Berkshire Hathaway Inc., Cl. A†	358,105	2,264,400
9,000	Citigroup Inc.	429,826	1,050,210
3,200	Comerica Inc.	134,263	278,176
8,000	Deutsche Bank AG	59,019	308,480
5,500	EXOR NV	262,676	468,288
27,000	FinecoBank Banca Fineco SpA	182,261	704,415
150,000	GAM Holding AG†	64,134	27,743
1,000	Julius Baer Group Ltd.	47,234	78,778
20,000	Kinnevik AB, Cl. A†	306,313	182,697
3,000	Morgan Stanley	73,261	532,590
Shares		Cost	Market Value
40,000	Resona Holdings Inc.	$181,079	$381,256
101,000	Sony Financial Group Inc.†	138,490	107,035
22,800	Sony Financial Group Inc., ADR†	157,229	119,244
4,000	State Street Corp.	246,331	516,040
1,000	T. Rowe Price Group Inc.	71,771	102,380
10,000	The Bank of New York Mellon Corp.	315,339	1,160,900
1,500	The PNC Financial Services Group Inc.	102,907	313,095
7,000	UBS Group AG	70,979	324,170
2,500	Wells Fargo & Co.	78,945	233,000
		3,493,892	9,814,337
	Food and Beverage — 9.9%
3,600	Canada Packers Inc.	42,816	42,202
5,000	Danone SA	335,187	451,159
40,000	Davide Campari-Milano NV	131,897	260,330
6,000	Diageo plc, ADR	665,410	517,620
6,200	Fomento Economico Mexicano SAB de CV, ADR	498,541	626,634
2,500	General Mills Inc.	160,479	116,250
2,000	Heineken NV	133,144	163,917
4,000	Kerry Group plc, Cl. A	300,765	347,859
53,000	Kikkoman Corp.	345,381	481,142
16,500	Maple Leaf Foods Inc.	259,030	299,694
3,000	McCormick & Co. Inc.	133,799	204,030
3,000	McCormick & Co. Inc., Non-Voting	106,428	204,330
3,600	Molson Coors Beverage Co., Cl. B	190,719	168,048
14,000	Nestlé SA	1,013,818	1,391,693
3,000	Pernod Ricard SA	332,187	257,721
14,000	Remy Cointreau SA	970,712	602,831
15,500	The Campbell’s Company	629,822	431,985
5,400	The Kraft Heinz Co.	153,954	130,950
11,000	Yakult Honsha Co. Ltd.	247,460	171,945
		6,651,549	6,870,340
	Health Care — 2.6%
20,000	Achaogen Inc.†(a)	4,200	0
4,000	Bristol-Myers Squibb Co.	177,668	215,760
800	GSK plc, ADR	33,309	39,232
9,000	Haleon plc, ADR	71,142	90,990
700	ICU Medical Inc.†	39,966	99,869
1,000	Idorsia Ltd.†	1,310	5,372
2,400	Johnson & Johnson	301,972	496,680
16,000	Perrigo Co. plc	297,653	222,720
10,000	Pfizer Inc.	252,067	249,000
5,000	Roche Holding AG, ADR	93,345	257,850

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
10,000	Viatris Inc.	$128,514	$124,500
		1,401,146	1,801,973
	Hotels and Gaming — 2.3%
13,500	Caesars Entertainment Inc.†	428,318	315,765
190,000	Mandarin Oriental International Ltd.	306,552	628,900
40,000	Ollamani SAB†	99,811	171,040
180,000	The Hongkong & Shanghai Hotels Ltd.†	259,563	136,688
3,000	Wynn Resorts Ltd.	262,095	360,990
		1,356,339	1,613,383
	Machinery — 3.0%
138,000	CNH Industrial NV, New York	1,117,995	1,272,360
2,666	NKT A/S†	52,701	334,946
1,500	Tennant Co.	117,695	110,550
21,024	Twin Disc Inc.	278,558	350,681
		1,566,949	2,068,537
	Metals and Mining — 0.1%
11,300	Ampco-Pittsburgh Corp.†	47,826	60,229

	Publishing — 0.3%
75,000	Louis Hachette Group	99,680	137,763
25,000	The E.W. Scripps Co., Cl. A†	192,563	99,750
		292,243	237,513
	Real Estate — 0.0%
1,000	Millrose Properties Inc., Cl. B	11,060	29,870

	Retail — 0.8%
4,000	Nathan’s Famous Inc.	232,477	374,280
2,500	Prosus NV	64,782	155,273
1,500	Zalando SE†	45,732	44,670
		342,991	574,223
	Specialty Chemicals — 1.0%
700	Ashland Inc.	35,829	41,069
3,200	Darling Ingredients Inc.†	120,900	115,200
3,000	International Flavors & Fragrances Inc.	212,338	202,170
5,000	Novonesis Novozymes B	186,739	320,817
200	The Chemours Co.	1,719	2,358
		557,525	681,614
	Telecommunication Services — 4.4%
2,700	Cogeco Communications Inc.	137,053	130,756
2,800	Cogeco Inc.	120,173	130,540
11,500	Deutsche Telekom AG	234,131	373,819
20,000	Deutsche Telekom AG, ADR	364,253	654,000
Shares		Cost	Market Value
75,000	Koninklijke KPN NV	$221,421	$350,445
30,000	Liberty Global Ltd., Cl. A†	330,925	334,200
15,000	Liberty Global Ltd., Cl. C†	180,514	165,600
60,000	Pharol SGPS SA†	30,852	4,442
14,500	Proximus SA	167,910	120,561
7,500	Sunrise Communications AG, Cl. A	366,917	401,654
100,000	Telefonica Deutschland Holding AG†	291,775	240,328
3,000	Verizon Communications Inc.	129,450	122,190
		2,575,374	3,028,535
	Wireless Telecommunication Services — 5.3%
18,000	Millicom International Cellular SA	334,435	997,920
5,000	Orange Belgium SA†	107,824	113,407
5,000	T-Mobile US Inc.	414,950	1,015,200
12,500	VEON Ltd., ADR†	233,591	657,125
66,200	Vodafone Group plc, ADR	802,287	874,502
		1,893,087	3,658,154
	TOTAL COMMON STOCKS	39,472,226	66,063,525

	RIGHTS — 0.1%
	Retail — 0.1%
100,000	Walgreens Boots Alliance Inc., CVR†	0	50,000

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.9%
$3,425,000	U.S. Treasury Bills, 3.558% to 3.839%††, 01/15/26 to 05/28/26	3,390,726	3,392,579

	TOTAL INVESTMENTS — 100.0%	$42,862,952	69,506,104

	Other Assets and Liabilities (Net) — (0.0)%		(17,038)

	NET ASSETS — 100.0%		$69,489,066

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — December 31, 2025

Geographic Diversification	% of Market Value	Market Value
Europe	40.8%	$28,354,387
United States	39.2	27,232,509
Japan	9.4	6,525,468
Latin America	7.4	5,163,318
Canada	3.0	2,093,734
Asia/Pacific	0.2	136,688
	100.0%	$69,506,104

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Assets and Liabilities

December 31, 2025

Assets:
Investments, at value (cost $42,862,952)	$69,506,104
Foreign currency, at value (cost $13,809)	13,795
Receivable for investments sold	138,288
Receivable for Fund shares sold	71
Receivable from Adviser	12,782
Dividends and interest receivable	156,973
Prepaid expenses	17,716
Total Assets	69,845,729
Liabilities:
Payable to bank	63,689
Payable for investments purchased	160,014
Payable for investment advisory fees	58,797
Payable for accounting fees	3,750
Payable for distribution fees	844
Payable for legal and audit fees	34,428
Payable for shareholder communications	22,125
Other accrued expenses	13,016
Total Liabilities	356,663
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 1,943,191 shares outstanding)	$69,489,066

Net Assets Consist of:
Paid-in capital	$44,123,422
Total distributable earnings	25,365,644
Net Assets	$69,489,066

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,781,775 ÷ 78,091 shares outstanding; 75,000,000 shares authorized)	$35.62
Class A:
Net Asset Value and redemption price per share ($975,619 ÷ 27,330 shares outstanding; 50,000,000 shares authorized)	$35.70
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$37.88
Class C:
Net Asset Value and redemption price per share ($47,961 ÷ 1,638 shares outstanding; 25,000,000 shares authorized)	$29.28
Class I:
Net Asset Value, offering, and redemption price per share ($65,683,711 ÷ 1,836,132 shares outstanding; 25,000,000 shares authorized)	$35.77

Statement of Operations

For the Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $90,378)	$1,547,660
Interest	87,790
Total Investment Income	1,635,450
Expenses:
Investment advisory fees	647,282
Distribution fees - Class AAA	6,632
Distribution fees - Class A	2,335
Distribution fees - Class C	1,216
Legal and audit fees	54,761
Accounting fees	45,000
Shareholder communications expenses	33,272
Registration expenses	22,857
Shareholder services fees	18,495
Custodian fees	10,065
Directors’ fees	9,434
Interest expense	556
Miscellaneous expenses	30,703
Total Expenses	882,608
Less:
Expense reimbursements (See Note 3)	(297,339)
Expenses paid indirectly by broker (See Note 6)	(2,159)
Total Reimbursements and Credits	(299,498)
Net Expenses	583,110
Net Investment Income	1,052,340

Net Realized and Unrealized Gain/(Loss) on Investments, Forward Foreign Exchange Contracts, and Foreign Currency:
Net realized gain on investments	963,606
Net realized loss on forward foreign exchange contracts	(15)
Net realized gain on foreign currency transactions	2,752
Net realized gain on investments, forward foreign exchange contracts, and foreign currency transactions	966,343
Net change in unrealized appreciation/(depreciation):
on investments	10,887,360
on foreign currency translations	8,373
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	10,895,733
Net Realized and Unrealized Gain/(Loss) on Investments, Forward Foreign Exchange Contracts, and Foreign Currency	11,862,076
Net Increase in Net Assets Resulting from Operations	$12,914,416

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$1,052,340	$911,794
Net realized gain on investments, forward foreign exchange contracts, and foreign currency transactions	966,343	416,812
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	10,895,733	(334,674)
Net Increase in Net Assets Resulting from Operations	12,914,416	993,932

Distributions to Shareholders:
Accumulated earnings
Class AAA	(77,744)	(73,273)
Class A	(27,260)	(25,163)
Class C	(1,598)	(10,352)
Class I	(1,820,282)	(1,812,941)
	(1,926,884)	(1,921,729)
Return of capital
Class AAA	—	(753)
Class A	—	(259)
Class C	—	(111)
Class I	—	(18,626)
	—	(19,749)
Total Distributions to Shareholders	(1,926,884)	(1,941,478)

Capital Share Transactions:
Class AAA	(116,770)	(1,593,807)
Class A	(22,809)	36,854
Class C	(280,704)	(71,842)
Class I	(5,782,600)	9,958,443
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(6,202,883)	8,329,648

Net Increase in Net Assets	4,784,649	7,382,102
Net Assets:
Beginning of year	64,704,417	57,322,315
End of year	$69,489,066	$64,704,417

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)(d)(e)	Portfolio Turnover Rate
Class AAA
2025	$30.00	$0.55		$6.09	$6.64	$(0.79)	$(0.23)	$—	$(1.02)	$—	$35.62	22.11%	$2,782	1.64%		1.60%	0.90%	5%
2024	30.30	0.44		0.18	0.62	(0.71)	(0.20)	(0.01)	(0.92)	—	30.00	2.07	2,449	1.42		1.61	0.90	7
2023	28.22	0.48		2.32	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.30	9.92	4,081	1.64		1.71	0.90	9
2022	34.68	0.30		(5.73)	(5.43)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.22	(15.63)	3,954	1.01		1.65	0.90	11
2021	29.04	0.39	(f)	5.79	6.18	(0.17)	(0.37)	—	(0.54)	0.00	34.68	21.32	4,914	1.21	(f)	1.62	0.90	10
Class A
2025	$30.06	$0.54		$6.12	$6.66	$(0.79)	$(0.23)	$—	$(1.02)	$—	$35.70	22.14%	$975	1.62%		1.60%	0.90%	5%
2024	30.36	0.46		0.17	0.63	(0.71)	(0.21)	(0.01)	(0.93)	—	30.06	2.06	840	1.50		1.61	0.90	7
2023	28.28	0.49		2.31	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.36	9.90	813	1.65		1.71	0.90	9
2022	34.75	0.29		(5.73)	(5.44)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.28	(15.62)	815	0.97		1.65	0.90	11
2021	29.10	0.39	(f)	5.80	6.19	(0.17)	(0.37)	—	(0.54)	0.00	34.75	21.31	1,169	1.19	(f)	1.62	0.90	10
Class C
2025	$24.77	$0.39		$5.10	$5.49	$(0.79)	$(0.19)	$—	$(0.98)	$—	$29.28	22.14%	$48	1.46%		2.35%	0.90%	5%
2024	25.14	0.36		0.16	0.52	(0.71)	(0.17)	(0.01)	(0.89)	—	24.77	2.06	299	1.40		2.36	0.90	7
2023	23.51	0.40		1.93	2.33	(0.57)	(0.04)	(0.09)	(0.70)	—	25.14	9.89	373	1.64		2.46	0.90	9
2022	28.93	0.25		(4.77)	(4.52)	(0.26)	(0.63)	(0.01)	(0.90)	—	23.51	(15.59)	417	1.00		2.40	0.90	11
2021	24.30	0.34	(f)	4.83	5.17	(0.17)	(0.37)	—	(0.54)	0.00	28.93	21.32	654	1.23	(f)	2.38	0.90	10
Class I
2025	$30.12	$0.55		$6.12	$6.67	$(0.79)	$(0.23)	$—	$(1.02)	$—	$35.77	22.13%	$65,684	1.63%		1.35%	0.90%	5%
2024	30.43	0.48		0.14	0.62	(0.71)	(0.21)	(0.01)	(0.93)	—	30.12	2.03	61,116	1.56		1.36	0.90	7
2023	28.34	0.51		2.30	2.81	(0.57)	(0.05)	(0.10)	(0.72)	—	30.43	9.91	52,055	1.72		1.46	0.90	9
2022	34.82	0.30		(5.75)	(5.45)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.34	(15.61)	47,336	0.99		1.40	0.90	11
2021	29.15	0.39	(f)	5.82	6.21	(0.17)	(0.37)	—	(0.54)	0.00	34.82	21.34	62,757	1.20	(f)	1.37	0.90	10

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $297,339, $282,552, $357,890, $295,664, and $311,048 for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was minimal impact on the expense ratios.
(e)	The Fund incurred interest expense, the effect of which was minimal.
(f)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.19 (Class AAA and Class A), $0.17 (Class C), and $0.19 (Class I), and the net investment income/(loss) ratios would have been 0.59% (Class AAA), 0.57% (Class A), (1.40%) (Class C), and 0.58% (Class I) for the year ended December 31, 2021.

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements

1. Organization. The Gabelli Global Rising Income and Dividend Fund, a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. Although the Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the Investment Company Act of 1940, as amended (the 1940 Act) obliges the Fund to continue to operate as a diversified fund unless the Fund obtains shareholder approval to operate as a non-diversified fund. The Fund is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is to seek to provide investors a high level of total return through a combination of income and capital appreciation. The Fund commenced investment operations on February 3, 1994.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Such debt obligations are valued through prices provided by a pricing service approved by the Valuation Designee. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Continued)

the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 12/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care	$1,801,973	—	$0	$1,801,973
Real Estate	—	$29,870	—	29,870
Telecommunication Services	2,788,207	240,328	—	3,028,535
Other Industries (b)	61,203,147	—	—	61,203,147
Total Common Stocks	65,793,327	270,198	0	66,063,525
Rights (b)	—	50,000	—	50,000
U.S. Government Obligations	—	3,392,579	—	3,392,579
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$65,793,327	$3,712,777	$0	$69,506,104

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At December 31, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Continued)

unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in currencies options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on forward foreign exchange contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Continued)

and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of December 31, 2025, if any, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to change in return of capital. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2025, reclassifications were made to increase paid-in capital by $19,750, with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the years ended December 31, 2025 and 2024 was as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Distributions paid from:
Ordinary income	$1,484,877	$1,487,269
Net long term capital gains	442,007	434,460
Return of capital	—	19,749
Total distributions paid	$1,926,884	$1,941,478

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$9,045
Undistributed long term capital gains	69,712
Net unrealized appreciation on investments and foreign currency translations	25,286,887
Total	$25,365,644

At December 31, 2025, the temporary differences between book basis and tax basis net unrealized appreciation on investments were primarily due to deferral of losses from wash sales for tax purposes and mark-to-market adjustments on passive foreign investment companies.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$44,226,002	$30,633,689	$(5,353,587)	$25,280,102

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2025, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2026, at no more than an annual rate of 0.90% for all classes of shares. During the year ended December 31, 2025, the Adviser reimbursed expenses in the amount of $297,339. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The agreement is renewable annually. At December 31, 2025, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $579,891:

For the year ended December 31, 2024, expiring December 31, 2026	$282,552
For the year ended December 31, 2025, expiring December 31, 2027	297,339
$579,891

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Continued)

annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2025, other than short term securities and U.S. Government obligations, aggregated $3,401,460 and $5,220,635, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2025, the Fund paid brokerage commissions on security trades of $2,274 to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $23 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the year ended December 31, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $2,159.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2025, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At December 31, 2025, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 4 days of borrowings during the year ended December 31, 2025 was $326,500 with a weighted average interest rate of 5.58%. The maximum amount borrowed at any time during the year ended December 31, 2025 was $426,000.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2025 and 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Continued)

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	338	$11,055	266	$8,151
Shares issued upon reinvestment of distributions	2,083	74,538	2,362	71,139
Shares redeemed	(5,983)	(202,362)	(55,677)	(1,673,097)
Net decrease	(3,562)	$(116,769)	(53,049)	$(1,593,807)
Class A
Shares sold	5,600	$184,575	2,063	$64,175
Shares issued upon reinvestment of distributions	718	25,754	799	24,120
Shares redeemed	(6,942)	(233,139)	(1,671)	(51,441)
Net increase/(decrease)	(624)	$(22,810)	1,191	$36,854
Class C
Shares issued upon reinvestment of distributions	54	$1,598	420	$10,463
Shares redeemed	(10,499)	(282,302)	(3,187)	(82,305)
Net decrease	(10,445)	$(280,704)	(2,767)	$(71,842)
Class I
Shares sold	27,191	$911,722	278,797	$8,779,492
Shares issued upon reinvestment of distributions	50,576	1,817,713	60,470	1,829,222
Shares redeemed	(270,503)	(8,512,035)	(21,296)	(650,271)
Net increase/(decrease)	(192,736)	$(5,782,600)	317,971	$9,958,443

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the year ended December 31, 2025, the Fund did not utilize ReFlow.

9. Significant Shareholder. As of December 31, 2025, 55.1% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Global Rising Income and Dividend Fund

Notes to Financial Statements (Continued)

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Change to the Fund’s Investment Policies. Effective August 26, 2025, it is no longer the policy of the Fund to invest in securities of issuers, or related investments thereof, located in at least three countries, and to invest at least 40% of the Fund’s total assets in securities of non-U.S. issuers or related investments thereof. The Fund will continue to invest in U.S. and non-U.S. issuers and related investments thereof.

The Fund continues to pursue its investment objective of providing investors with a high level of total return through a combination of current income and appreciation of capital.

No other changes to the Fund’s investment policies were made in connection with these changes, nor are any such further changes currently anticipated.

13. Subsequent Events. On February 25, 2026, the Fund renewed the unsecured and uncommitted line of credit, which expires on April 30, 2026, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Global Rising Income and Dividend Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Gabelli Global Rising Income and Dividend Fund

and the Board of Directors of GAMCO Global Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of The Gabelli Global Rising Income and Dividend Fund (the “Fund”) (one of the portfolios constituting GAMCO Global Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting GAMCO Global Series Funds, Inc.) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

March 1, 2026

The Gabelli Global Rising Income and Dividend Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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The Gabelli Global Rising Income and Dividend Fund

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the year ended December 31, 2025, the Fund paid to shareholders ordinary income distributions of $0.7855 per share for each Class to shareholders, and long term capital gains of $442,008, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the year ended December 31, 2025, 30.05% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2025 which was derived from U.S. Treasury securities was 4.2%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of December 31, 2025 was 4.9%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and Trust
Company

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q425AR

GABELLI
FUNDS

# THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND

*Annual Report*
*December 31, 2025*

The Gabelli International Small Cap Fund

Annual Report — December 31, 2025

(Y)our Portfolio Management Team

Caesar M.P. Bryan Portfolio Manager	Gustavo Pifano Portfolio Manager	Ashish Sinha Portfolio Manager

To Our Shareholders,

For the year ended December 31, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli International Small Cap Fund was 39.6% compared with a total return of 32.5% for the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Small Cap Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2025:

The Gabelli International Small Cap Fund

Materials	27.2%
Consumer Discretionary	16.3%
Industrials	14.3%
Consumer Staples	12.0%
Health Care	10.7%
Information Technology	6.3%
Financials	6.3%
U.S. Government Obligations	5.7%
Communication Services	0.9%
Other Assets and Liabilities (Net)	0.3%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

The Gabelli International Small Cap Fund

Schedule of Investments — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS — 91.8%
	MATERIALS — 27.2%
7,350	Alamos Gold Inc., Cl. A	$50,864	$283,815
8,000	Eldorado Gold Corp.†	86,947	287,360
7,544	Endeavour Mining plc	93,480	388,481
5,000	Labrador Iron Ore Royalty Corp.	90,519	108,812
75,000	Perseus Mining Ltd.	76,499	284,291
20,000	Treatt plc	110,497	54,996
80,000	Westgold Resources Ltd.	132,212	343,819
1,000	Yamato Kogyo Co. Ltd.	58,873	68,246
		699,891	1,819,820
	CONSUMER DISCRETIONARY — 16.3%
10,000	Beneteau SACA	168,177	97,600
1,400	De’ Longhi SpA	60,683	60,053
9,820	Entain plc	81,636	101,474
18,000	Genius Sports Ltd.†	135,306	198,360
2,200	JINS Holdings Inc.	125,148	77,669
75,000	Mandarin Oriental International Ltd.	149,583	248,250
1,800	Nitto Boseki Co. Ltd.	85,326	117,212
20,000	Piaggio & C SpA	61,526	42,824
2,000	Sanrio Co. Ltd.	69,195	62,781
2,300	Tokyotokeiba Co. Ltd.	67,831	83,401
		1,004,411	1,089,624
	INDUSTRIALS — 14.3%
8,000	AZ-COM MARUWA Holdings Inc.	122,710	50,409
40,000	Chemring Group plc	112,906	254,762
2,300	Chugoku Marine Paints Ltd.	66,623	64,827
2,800	Clarkson plc	114,576	143,988
6,000	Daiei Kankyo Co. Ltd.	97,445	148,813
1,100	Kawasaki Heavy Industries Ltd.	70,182	72,893
4,000	Loomis AB	148,615	169,619
2,300	Namura Shipbuilding Co. Ltd.	67,263	51,979
		800,320	957,290
	CONSUMER STAPLES — 12.0%
15,000	Austevoll Seafood ASA	129,584	145,089
5,500	Fevertree Drinks plc	138,747	60,718
7,000	Glanbia plc	73,254	120,023
3,443	Interparfums SA	95,672	102,046
1,350	Laurent-Perrier	121,625	141,518
4,000	Sakata Seed Corp.	118,342	109,040
2,000	Viscofan SA	118,947	125,511
		796,171	803,945
	HEALTH CARE — 8.5%
1,000	Bachem Holding AG	28,410	75,622
7,000	Mani Inc.	88,794	64,843
Shares		Cost	Market Value
2,000	Siegfried Holding AG	$66,163	$188,360
10,000	Synsam AB	62,530	73,318
15,000	Tristel plc	71,265	84,415
850	Vetoquinol SA	52,908	83,410
		370,070	569,968
	INFORMATION TECHNOLOGY — 6.3%
4,000	A&D HOLON Holdings Co. Ltd.	53,479	52,119
7,500	GMO internet group Inc.	198,867	187,596
6,000	Optex Group Co. Ltd.	98,632	97,868
6,200	Towa Corp.	81,521	85,100
		432,499	422,683
	FINANCIALS — 6.3%
11,500	Bridgepoint Group plc	53,298	43,993
17,000	Polar Capital Holdings plc	129,676	121,909
18,000	Tamburi Investment Partners SpA	126,034	194,401
17,000	TP ICAP Group plc	59,979	59,465
		368,987	419,768
	COMMUNICATION SERVICES — 0.9%
4,059	Manchester United plc, Cl. A†	75,780	64,619

	TOTAL COMMON STOCKS	4,548,129	6,147,717

	PREFERRED STOCKS — 2.2%
	HEALTH CARE — 2.2%
1,800	Draegerwerk AG & Co. KGaA, 0.190%	156,593	146,806

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 5.7%
$385,000	U.S. Treasury Bills, 3.532% to 3.901%††, 01/08/26 to 03/26/26	382,819	382,860

	TOTAL INVESTMENTS — 99.7%	$5,087,541	6,677,383

	Other Assets and Liabilities (Net) — 0.3%		17,802

	NET ASSETS — 100.0%		$6,695,185

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

3

The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — December 31, 2025

Geographic Diversification	% of Market Value	Market Value
Europe	49.1%	$3,278,763
Japan	20.9	1,394,794
Canada	10.2	679,987
Asia/Pacific	9.4	628,110
United States	5.7	382,860
Latin America	4.7	312,869
	100.0%	$6,677,383

See accompanying notes to financial statements.

4

The Gabelli International Small Cap Fund

Statement of Assets and Liabilities

December 31, 2025

Assets:
Investments, at value (cost $5,087,541)	$6,677,383
Cash	55,314
Receivable for Fund shares sold	147
Receivable from Adviser	7,824
Dividends receivable	11,500
Prepaid expenses	19,074
Total Assets	6,771,242
Liabilities:
Payable for Fund shares redeemed	374
Payable for investment advisory fees	5,599
Payable for distribution fees	770
Payable for legal and audit fees	33,228
Payable for shareholder communications	18,775
Payable for administration out-of-pocket	9,826
Payable for shareholder services fees	4,222
Other accrued expenses	3,263
Total Liabilities	76,057
Commitments and Contingencies (See Note 3)
Net Assets
(applicable to 423,946 shares outstanding)	$6,695,185

Net Assets Consist of:
Paid-in capital	$5,632,333
Total distributable earnings	1,062,852
Net Assets	$6,695,185

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($3,607,866 ÷ 231,307 shares outstanding; 75,000,000 shares authorized)	$15.60
Class A:
Net Asset Value and redemption price per share ($25,225 ÷ 1,621.61 shares outstanding; 50,000,000 shares authorized)	$15.56
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$16.51
Class C:
Net Asset Value and redemption price per share ($9,944 ÷ 715.56 shares outstanding; 25,000,000 shares authorized)	$13.90
Class I:
Net Asset Value, offering, and redemption price per share ($3,052,150 ÷ 190,302 shares outstanding; 25,000,000 shares authorized)	$16.04

Statement of Operations

For the Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $13,886)	$129,518
Interest	6,718
Total Investment Income	136,236
Expenses:
Investment advisory fees	58,960
Distribution fees - Class AAA	8,107
Distribution fees - Class A	57
Distribution fees - Class C	85
Legal and audit fees	53,544
Shareholder communications expenses	25,823
Registration expenses	21,507
Administration out-of-pocket fees	20,966
Shareholder services fees	18,707
Custodian fees	4,136
Interest expense	876
Directors’ fees	846
Miscellaneous expenses	15,830
Total Expenses	229,444
Less:
Expense reimbursements (See Note 3)	(174,119)
Expenses paid indirectly by broker (See Note 6)	(1,385)
Total Reimbursements and Credits	(175,504)
Net Expenses	53,940
Net Investment Income	82,296

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	215,291
Net realized loss on foreign currency transactions	(53)
Net realized gain on investments and foreign currency transactions	215,238
Net change in unrealized appreciation/(depreciation):
on investments	1,656,957
on foreign currency translations	670
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	1,657,627
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	1,872,865
Net Increase in Net Assets Resulting from Operations	$1,955,161

See accompanying notes to financial statements.

5

The Gabelli International Small Cap Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$82,296	$75,034
Net realized gain/(loss) on investments and foreign currency transactions	215,238	(78,960)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	1,657,627	(334,457)
Net Increase/(Decrease) in Net Assets Resulting from Operations	1,955,161	(338,383)

Distributions to Shareholders:
Accumulated earnings
Class AAA	(67,629)	(15,699)
Class A	(474)	(127)
Class C	(209)	(43)
Class I	(55,875)	(12,068)
	(124,187)	(27,937)
Return of capital
Class AAA	—	(5,315)
Class A	—	(43)
Class C	—	(15)
Class I	—	(4,086)
	—	(9,459)
Total Distributions to Shareholders	(124,187)	(37,396)

Capital Share Transactions:
Class AAA	(298,555)	(903,481)
Class A	(5,067)	(27,494)
Class C	194	43
Class I	(41,359)	67,632
Net Decrease in Net Assets from Capital Share Transactions	(344,787)	(863,300)

Redemption Fees	11	389

Net Increase/(Decrease) in Net Assets	1,486,198	(1,238,690)

Net Assets:
Beginning of year	5,208,987	6,447,677
End of year	$6,695,185	$5,208,987

See accompanying notes to financial statements.

6

The Gabelli International Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2025	$11.39	$0.19		$4.32	$4.51	$(0.30)	$—		$—	$(0.30)	$0.00	$15.60	39.57%	$3,608	1.41%		4.00%	0.91	%(e)	13%
2024	12.21	0.15		(0.89)	(0.74)	(0.06)	—		(0.02)	(0.08)	0.00	11.39	(6.04)	2,895	1.28		4.35	0.92	(e)	4
2023	11.68	0.12		0.62	0.74	(0.21)	—		—	(0.21)	0.00	12.21	6.32	4,010	1.00		4.02	0.93	(e)	6
2022	15.75	0.18	(f)	(4.20)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.68	(25.50)	4,216	1.48	(f)	3.64	0.92	(e)(g)	5
2021	15.44	0.13	(f)	0.51	0.64	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.75	4.16	6,191	0.79	(f)	2.89	0.92	(g)	15
Class A
2025	$11.36	$0.18		$4.32	$4.50	$(0.30)	$—		$—	$(0.30)	$0.00	$15.56	39.58%	$25	1.33%		4.00%	0.91	%(e)	13%
2024	12.18	0.16		(0.90)	(0.74)	(0.06)	—		(0.02)	(0.08)	0.00	11.36	(6.05)	23	1.36		4.35	0.92	(e)	4
2023	11.65	0.12		0.62	0.74	(0.21)	—		—	(0.21)	0.00	12.18	6.34	52	1.01		4.02	0.93	(e)	6
2022	15.72	0.17	(f)	(4.19)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.65	(25.55)	49	1.40	(f)	3.64	0.92	(e)(g)	5
2021	15.40	0.13	(f)	0.52	0.65	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.72	4.24	104	0.82	(f)	2.89	0.92	(g)	15
Class C
2025	$10.17	$0.17		$3.86	$4.03	$(0.30)	$—		$—	$(0.30)	$0.00	$13.90	39.59%	$10	1.39%		4.75%	0.91	%(e)	13%
2024	10.92	0.14		(0.81)	(0.67)	(0.06)	—		(0.02)	(0.08)	0.00	10.17	(6.11)	7	1.26		5.10	0.92	(e)	4
2023	10.46	0.11		0.56	0.67	(0.21)	—		—	(0.21)	0.00	10.92	6.39	8	1.01		4.77	0.93	(e)	6
2022	14.12	0.15	(f)	(3.76)	(3.61)	(0.05)	—		—	(0.05)	—	10.46	(25.55)	7	1.36	(f)	4.39	0.92	(e)(g)	5
2021	13.87	0.11	(f)	0.47	0.58	(0.33)	(0.00	)(b)	—	(0.33)	0.00	14.12	4.20	16	0.77	(f)	3.64	0.92	(g)	15
Class I
2025	$11.70	$0.19		$4.45	$4.64	$(0.30)	$—		$—	$(0.30)	$0.00	$16.04	39.63%	$3,052	1.38%		3.75%	0.91	%(e)	13%
2024	12.55	0.16		(0.93)	(0.77)	(0.06)	—		(0.02)	(0.08)	0.00	11.70	(6.11)	2,284	1.27		4.10	0.92	(e)	4
2023	11.99	0.12		0.65	0.77	(0.21)	—		—	(0.21)	0.00	12.55	6.41	2,378	0.99		3.77	0.93	(e)	6
2022	16.18	0.19	(f)	(4.33)	(4.14)	(0.05)	—		—	(0.05)	0.00	11.99	(25.57)	2,592	1.52	(f)	3.39	0.92	(e)(g)	5
2021	15.85	0.14	(f)	0.52	0.66	(0.33)	(0.00	)(b)	—	(0.33)	0.00	16.18	4.18	4,376	0.87	(f)	2.64	0.92	(g)	15

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $174,119, $194,610, $251,208, $205,704, and $216,306 for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90%, 0.90%, 0.90%, and 0.91% for each Class for the years ended December 31, 2025, 2024, 2023, and 2022. For the year ended December 31, 2021, the effect of interest expense was minimal.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2025, 2024, and 2023, if credits had not been received, the expense ratios would have been 0.94%, 0.94%, and 0.95% for each Class, respectively. For the year ended December 31, 2022, there was minimal impact to the expense ratios.
(f)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.09 and $0.06 (Class AAA), $0.08 and $0.06 (Class A), $0.07 and $0.05 (Class C), and $0.10 and $0.07 (Class I), and the net investment income/(loss) ratios would have been 0.77% and 0.36% (Class AAA), 0.69% and 0.39% (Class A), 0.65% and 0.34% (Class C), and 0.81% and 0.44% (Class I) for the years ended December 31 2022 and 2021, respectively.
(g)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.

See accompanying notes to financial statements.

7

The Gabelli International Small Cap Fund

Notes to Financial Statements

1. Organization. The Gabelli International Small Cap Fund (the Fund), a series of the GAMCO Global Series Funds, Inc. (the Corporation), was incorporated on July 16, 1993 in Maryland. Although the Fund is registered as a non-diversified fund, it has operated as a diversified fund for over three years. Therefore, the Investment Company Act of 1940, as amended (the 1940 Act) obliges the Fund to continue to operate as a diversified fund unless the Fund obtains shareholder approval to operate as a non-diversified fund. The Fund is one of five separately managed portfolios (collectively, the Portfolios) of the Corporation. The Fund’s primary objective is capital appreciation. The Fund commenced investment operations on May 11, 1998.

Gabelli Funds, LLC (the “Adviser”), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a pricing service approved by the Valuation Designee. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with

8

The Gabelli International Small Cap Fund

Notes to Financial Statements (Continued)

the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered. Such securities are classified as Level 2 in the fair value hierarchy presented below.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$6,147,717	—	$6,147,717
Preferred Stocks (a)	146,806	—	146,806
U.S. Government Obligations	—	$382,860	382,860
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$6,294,523	$382,860	$6,677,383

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

9

The Gabelli International Small Cap Fund

Notes to Financial Statements (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

10

The Gabelli International Small Cap Fund

Notes to Financial Statements (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2025, no reclassifications were made in the Fund.

The tax character of distributions paid during the years ended December 31, 2025 and 2024 was as follows:

	Year ended December 31, 2025	Year ended December 31, 2024
Distributions paid from:
Ordinary income	$124,187	$27,937
Return of capital	—	9,459
Total distributions paid	$124,187	$37,396

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$13,581
Accumulated capital loss carryforwards	(441,970)
Net unrealized appreciation on investments and foreign currency translations	1,491,241
Total	$1,062,852

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. As of December 31, 2025,

11

The Gabelli International Small Cap Fund

Notes to Financial Statements (Continued)

the Fund has a short term capital loss carryforward with no expiration of $36,283 and a long term capital loss carryforward with no expiration of $405,687.

At December 31, 2025, the temporary difference between book basis and tax basis net unrealized appreciation on investments was due to capital loss carryforward.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$5,186,338	$2,179,892	$(688,847)	$1,491,045

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the year ended December 31, 2025, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least April 30, 2026, at no more than an annual rate of 0.90% for all classes of shares. During the year ended December 31, 2025, the Adviser reimbursed the Fund in the amount of $174,119. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement

12

The Gabelli International Small Cap Fund

Notes to Financial Statements (Continued)

is renewable annually. At December 31, 2025, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $368,729:

For the year ended December 31, 2024, expiring December 31, 2026	$194,610
For the year ended December 31, 2025, expiring December 31, 2027	174,119
$368,729

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2025, other than short term securities and U.S. Government obligations, aggregated $736,635 and $1,437,535, respectively.

6. Transactions with Affiliates and Other Arrangements. The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the year ended December 31, 2025.

During the year ended December 31, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,385.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the year ended December 31, 2025, there were no borrowings under the line of credit.

8. Capital Stock. The Fund currently offers three classes of shares – Class AAA Shares, Class A Shares, and Class I Shares. Class AAA and Class A investors may purchase additional shares of the respective classes. Class C is closed to new and existing investors. The minimum investment for Class I shares is $1,000. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital.

13

The Gabelli International Small Cap Fund

Notes to Financial Statements (Continued)

The redemption fees retained by the Fund during the years ended December 31, 2025 and 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	5,048	$64,341	2,541	$30,591
Shares issued upon reinvestment of distributions	4,241	66,407	1,813	20,721
Shares redeemed	(32,191)	(429,303)	(78,477)	(954,793)
Net decrease	(22,902)	$(298,555)	(74,123)	$(903,481)
Class A
Shares issued upon reinvestment of distributions	30	$471	15	$168
Shares redeemed	(456)	(5,538)	(2,237)	(27,662)
Net decrease	(426)	$(5,067)	(2,222)	$(27,494)
Class C
Shares issued upon reinvestment of distributions	15	$209	6	$58
Shares redeemed	(2)	(15)	(2)	(15)
Net increase	13	$194	4	$43
Class I
Shares sold	10,444	$151,128	25,852	$313,315
Shares issued upon reinvestment of distributions	3,318	53,449	1,318	15,476
Shares redeemed	(18,608)	(245,936)	(21,523)	(261,159)
Net increase/(decrease)	(4,846)	$(41,359)	5,647	$67,632

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the year ended December 31, 2025, the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

14

The Gabelli International Small Cap Fund

Notes to Financial Statements (Continued)

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. On February 25, 2026, the Fund renewed the unsecured and uncommitted line of credit, which expires on April 30, 2026, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

15

The Gabelli International Small Cap Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of The Gabelli International Small Cap Fund

and the Board of Directors of GAMCO Global Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Gabelli International Small Cap Fund (the “Fund”) (one of the portfolios constituting GAMCO Global Series Funds, Inc. (the “Corporation”)), including the schedule of investments, as of December 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting GAMCO Global Series Funds, Inc.) at December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, brokers and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Gabelli Funds investment companies since 1992.

New York, New York

March 1, 2026

16

The Gabelli International Small Cap Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

17

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

The Gabelli International Small Cap Fund

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the year ended December 31, 2025, the Fund paid to shareholders ordinary income distributions of $124,187 to shareholders. The Fund designates 87.67% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2025 which was derived from U.S. Treasury securities was 4.49%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of December 31, 2025 was 5.7%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

## DIRECTORS

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

## OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

## DISTRIBUTOR

G.distributors, LLC

## CUSTODIAN

State Street Bank and Trust Company

## TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and Distribution Solutions, Inc.

## LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli International Small Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q425AR

GABELLI
FUNDS

# THE GABELLI INTERNATIONAL SMALL CAP FUND

*Annual Report*
*December 31, 2025*

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Global Growth Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions									Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)		Portfolio Turnover Rate
Class AAA
2025	$57.99	$0.06	$8.07	$8.13	$(0.58)		$(7.46)	$—		$(8.04)	$0.00	$58.08	13.94%	$108,496	0.10%	1.47%	0.90%		15%
2024	45.77	(0.11)	13.74	13.63	(0.06)		(1.30)	(0.05)		(1.41)	0.00	57.99	29.71	105,995	(0.20)	1.48	0.90		26
2023	34.14	(0.08)	11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.77	34.47	89,342	(0.18)	1.61	0.90		37
2022	54.68	(0.14)	(20.34)	(20.48)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.14	(37.45)	73,186	(0.34)	1.52	0.90	(d)(e)	36
2021	47.04	(0.25)	10.19	9.94	(0.02)		(2.28)	—		(2.30)	0.00	54.68	21.10	126,055	(0.49)	1.50	0.91	(e)	49
Class A
2025	$57.95	$0.06	$8.07	$8.13	$(0.58)		$(7.46)	$—		$(8.04)	$0.00	$58.04	13.94%	$6,794	0.09%	1.47%	0.90%		15%
2024	45.74	(0.11)	13.73	13.62	(0.06)		(1.30)	(0.05)		(1.41)	0.00	57.95	29.71	5,613	(0.20)	1.48	0.90		26
2023	34.11	(0.08)	11.85	11.77	(0.14)		—	(0.00	)(b)	(0.14)	0.00	45.74	34.50	3,973	(0.19)	1.61	0.90		37
2022	54.64	(0.14)	(20.33)	(20.47)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	34.11	(37.46)	2,957	(0.35)	1.52	0.90	(d)(e)	36
2021	47.01	(0.25)	10.18	9.93	(0.02)		(2.28)	—		(2.30)	0.00	54.64	21.09	5,252	(0.49)	1.50	0.91	(e)	49
Class C
2025	$46.71	$0.05	$6.50	$6.55	$(0.58)		$(6.01)	$—		$(6.59)	$0.00	$46.67	13.94%	$885	0.10%	2.22%	0.90%		15%
2024	36.88	(0.09)	11.07	10.98	(0.06)		(1.04)	(0.05)		(1.15)	0.00	46.71	29.72	875	(0.19)	2.23	0.90		26
2023	27.53	(0.06)	9.55	9.49	(0.14)		—	(0.00	)(b)	(0.14)	0.00	36.88	34.46	952	(0.19)	2.36	0.90		37
2022	44.09	(0.12)	(16.39)	(16.51)	(0.00	)(b)	(0.05)	—		(0.05)	0.00	27.53	(37.45)	881	(0.36)	2.27	0.90	(d)(e)	36
2021	38.30	(0.21)	8.30	8.09	(0.02)		(2.28)	—		(2.30)	0.00	44.09	21.08	2,411	(0.49)	2.25	0.91	(e)	49
Class I
2025	$59.55	$0.06	$8.29	$8.35	$(0.58)		$(7.66)	$—		$(8.24)	$0.00	$59.66	13.95%	$75,307	0.10%	1.22%	0.90%		15%
2024	47.00	(0.11)	14.10	13.99	(0.06)		(1.33)	(0.05)		(1.44)	0.00	59.55	29.71	77,841	(0.20)	1.23	0.90		26
2023	35.05	(0.08)	12.17	12.09	(0.14)		—	(0.00	)(b)	(0.14)	0.00	47.00	34.48	56,611	(0.18)	1.36	0.90		37
2022	56.12	(0.14)	(20.87)	(21.01)	(0.00	)(b)	(0.06)	—		(0.06)	0.00	35.05	(37.43)	53,709	(0.35)	1.27	0.90	(d)(e)	36
2021	48.23	(0.26)	10.45	10.19	(0.02)		(2.28)	—		(2.30)	0.00	56.12	21.10	106,107	(0.50)	1.25	0.91	(e)	49

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $909,791, $854,439, $882,743, $880,676, and $1,048,506 for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2022, there was minimal impact to the expense ratios.
(e)	The Fund incurred tax expense. For the year ended December 31, 2022, the impact was minimal. For the year ended December 31, 2021, if tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.

See accompanying notes to financial statements.

The Gabelli Global Content & Connectivity Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)		Net Investment Income		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2025	$21.43	$0.49		$5.44	$5.93	$(3.08)	$(0.93)	$(0.14)	$(4.15)	$0.00	$23.21	27.63%	$60,001		1.99%		1.69%	0.91%		13%
2024	18.68	0.13	(e)	4.06	4.19	(0.49)	(0.76)	(0.19)	(1.44)	0.00	21.43	22.35	52,559		0.60	(e)	1.73	0.90		11
2023	15.25	0.06		3.43	3.49	(0.06)	—	—	(0.06)	0.00	18.68	22.89	47,834		0.36		1.90	0.91		11
2022	21.86	0.03		(6.29)	(6.26)	(0.35)	—	—	(0.35)	0.00	15.25	(28.62)	42,290		0.18		1.81	0.97	(f)	17
2021	22.18	0.56	(e)	0.59	1.15	(0.62)	(0.85)	—	(1.47)	—	21.86	5.17	65,025		2.33	(e)	1.65	0.90	(f)(g)	26
Class A
2025	$21.64	$0.50		$5.50	$6.00	$(3.08)	$(0.94)	$(0.14)	$(4.16)	$0.00	$23.48	27.68%	$286		2.01%		1.69%	0.91%		13%
2024	18.87	0.13	(e)	4.09	4.22	(0.50)	(0.76)	(0.19)	(1.45)	0.00	21.64	22.27	234		0.60	(e)	1.73	0.90		11
2023	15.40	0.06		3.47	3.53	(0.06)	—	—	(0.06)	0.00	18.87	22.92	224		0.36		1.90	0.91		11
2022	22.07	0.03		(6.35)	(6.32)	(0.35)	—	—	(0.35)	0.00	15.40	(28.62)	228		0.19		1.81	0.97	(f)	17
2021	22.38	0.56	(e)	0.60	1.16	(0.62)	(0.85)	—	(1.47)	—	22.07	5.16	428		2.30	(e)	1.65	0.90	(f)(g)	26
Class C(h)
2025	$21.18	$0.53		$7.14	$7.67	$(1.98)	$(0.98)	$(1.24)	$(4.20)	$—	$24.65	36.19%	$0	(i)	2.04%		2.44%	0.91%		13%
2024	18.47	0.12	(e)	4.02	4.14	(0.49)	(0.76)	(0.18)	(1.43)	—	21.18	22.34	0	(i)	0.57	(e)	2.48	0.90		11
2023	12.00	0.06		6.47	6.53	(0.06)	—	—	(0.06)	—	18.47	54.42	0	(i)	0.38		2.64	0.91		11
2022	21.24	0.02		(9.26)	(9.24)	—	—	—	—	—	12.00	(43.50)	0	(i)	0.12		2.56	0.97	(f)	17
2021	21.59	0.64	(e)	0.48	1.12	(0.62)	(0.85)	—	(1.47)	—	21.24	5.17	3		2.76	(e)	2.40	0.91	(f)(g)	26
Class I
2025	$21.35	$0.49		$5.42	$5.91	$(3.09)	$(0.92)	$(0.14)	$(4.15)	$0.00	$23.11	27.62%	$16,183		2.00%		1.44%	0.91%		13%
2024	18.62	0.12	(e)	4.05	4.17	(0.49)	(0.76)	(0.19)	(1.44)	0.00	21.35	22.30	12,511		0.59	(e)	1.48	0.90		11
2023	15.20	0.06		3.42	3.48	(0.06)	—	—	(0.06)	0.00	18.62	22.90	10,704		0.36		1.65	0.91		11
2022	21.79	0.03		(6.27)	(6.24)	(0.35)	—	—	(0.35)	0.00	15.20	(28.62)	8,938		0.18		1.56	0.97	(f)	17
2021	22.11	0.55	(e)	0.60	1.15	(0.62)	(0.85)	—	(1.47)	—	21.79	5.18	13,523		2.32	(e)	1.40	0.90	(f)(g)	26

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $522,872, $494,883, $527,312, $490,627, and $589,925 for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90%, 0.90%, and 0.96% for each Class for the years ended December 31, 2025, 2023, and 2022, respectively. For the years ended December 31, 2024 and 2021, the effect of interest expense was minimal.
(e)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.07 and $0.05 (Class AAA), $0.08 and $0.04 (Class A), $0.07 and $0.15 (Class C), and $0.07 and $0.05 (Class I), and the net investment income ratios would have been 0.35% and 0.20% (Class AAA), 0.36% and 0.18% (Class A), 0.33% and 0.63% (Class C), and 0.35% and 0.20% (Class I) for the years ended December 31, 2024 and 2021, respectively.
(f)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% and 0.90% for each Class.
(g)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2021, there was minimal impact to the expense ratios.
(h)	Due to Class C’s relatively low net assets, certain ratios, total returns and per share amounts have been affected by rounding and may not conform to other share classes.
(i)	Actual number of shares outstanding is 11.446, 10.02, 10.02, and 0.02 for the years ended December 31, 2025, 2024, 2023, and 2022, respectively.

See accompanying notes to financial statements.

The Gabelli Global Mini Mites Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2025	$11.08	$0.14	$1.03	$1.17	$(0.14)	$(0.63)	$(0.77)	$—	$11.48	10.59%	$113	1.29%	2.23%	0.90%		29%
2024	10.90	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	0.00	11.08	10.88	103	0.96	2.63	0.90		26
2023	8.70	0.07	3.35	3.42	(0.07)	(1.15)	(1.22)	—	10.90	39.05	92	0.74	3.37	0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	67	0.52	3.40	0.90	(e)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.04	19.25	83	(0.17)	3.49	0.90	(f)	79
Class A
2025	$11.08	$0.14	$1.03	$1.17	$(0.14)	$(0.63)	$(0.77)	$—	$11.48	10.60%	$19	1.29%	2.23%	0.90%		29%
2024	10.89	0.11	1.08	1.19	(0.11)	(0.89)	(1.00)	—	11.08	10.98	17	0.96	2.63	0.90		26
2023	8.70	0.07	3.34	3.41	(0.07)	(1.15)	(1.22)	—	10.89	38.93	16	0.74	3.37	0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	11	0.52	3.40	0.90	(e)	30
2021	10.66	(0.02)	2.05	2.03	(0.07)	(1.58)	(1.65)	0.00	11.04	19.38	13	(0.18)	3.49	0.90	(f)	79
Class C
2025	$11.03	$0.14	$1.03	$1.17	$(0.14)	$(0.63)	$(0.77)	$—	$11.43	10.62%	$19	1.29%	2.98%	0.90%		29%
2024	10.85	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	—	11.03	10.89	17	0.96	3.38	0.90		26
2023	8.66	0.07	3.33	3.40	(0.07)	(1.14)	(1.21)	—	10.85	39.06	15	0.74	4.12	0.90		42
2022	11.00	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.66	(16.25)	11	0.52	4.15	0.90	(e)	30
2021	10.63	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.00	19.34	13	(0.18)	4.24	0.90	(f)	79
Class I
2025	$11.08	$0.15	$1.02	$1.17	$(0.14)	$(0.63)	$(0.77)	$—	$11.48	10.59%	$19,883	1.31%	1.98%	0.90%		29%
2024	10.90	0.11	1.07	1.18	(0.11)	(0.89)	(1.00)	0.00	11.08	10.88	12,528	0.97	2.38	0.90		26
2023	8.70	0.08	3.34	3.42	(0.07)	(1.15)	(1.22)	—	10.90	39.05	11,428	0.74	3.12	0.90		42
2022	11.04	0.05	(1.85)	(1.80)	(0.05)	(0.49)	(0.54)	—	8.70	(16.17)	6,440	0.52	3.15	0.90	(e)	30
2021	10.67	(0.02)	2.04	2.02	(0.07)	(1.58)	(1.65)	0.00	11.04	19.25	6,801	(0.18)	3.24	0.90	(f)	79

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $167,335, $167,739, $176,163, $148,978, and $147,312 for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses for the years ended December 31, 2025, 2024, 2023, 2022, and 2021. If such credits had not been received, the ratios of operating expenses to average net assets would have been 0.91%, 0.91%, 0.92%, 0.92%, and 0.92% for each Class, respectively.
(e)	The Fund incurred interest expense. For the year ended December 31, 2022, there was minimal impact on the expense ratios.
(f)	The Fund incurred tax expense for the year ended December 31, 2021 and there was minimal impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Global Rising Income and Dividend Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)(d)(e)	Portfolio Turnover Rate
Class AAA
2025	$30.00	$0.55		$6.09	$6.64	$(0.79)	$(0.23)	$—	$(1.02)	$—	$35.62	22.11%	$2,782	1.64%		1.60%	0.90%	5%
2024	30.30	0.44		0.18	0.62	(0.71)	(0.20)	(0.01)	(0.92)	—	30.00	2.07	2,449	1.42		1.61	0.90	7
2023	28.22	0.48		2.32	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.30	9.92	4,081	1.64		1.71	0.90	9
2022	34.68	0.30		(5.73)	(5.43)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.22	(15.63)	3,954	1.01		1.65	0.90	11
2021	29.04	0.39	(f)	5.79	6.18	(0.17)	(0.37)	—	(0.54)	0.00	34.68	21.32	4,914	1.21	(f)	1.62	0.90	10
Class A
2025	$30.06	$0.54		$6.12	$6.66	$(0.79)	$(0.23)	$—	$(1.02)	$—	$35.70	22.14%	$975	1.62%		1.60%	0.90%	5%
2024	30.36	0.46		0.17	0.63	(0.71)	(0.21)	(0.01)	(0.93)	—	30.06	2.06	840	1.50		1.61	0.90	7
2023	28.28	0.49		2.31	2.80	(0.57)	(0.05)	(0.10)	(0.72)	—	30.36	9.90	813	1.65		1.71	0.90	9
2022	34.75	0.29		(5.73)	(5.44)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.28	(15.62)	815	0.97		1.65	0.90	11
2021	29.10	0.39	(f)	5.80	6.19	(0.17)	(0.37)	—	(0.54)	0.00	34.75	21.31	1,169	1.19	(f)	1.62	0.90	10
Class C
2025	$24.77	$0.39		$5.10	$5.49	$(0.79)	$(0.19)	$—	$(0.98)	$—	$29.28	22.14%	$48	1.46%		2.35%	0.90%	5%
2024	25.14	0.36		0.16	0.52	(0.71)	(0.17)	(0.01)	(0.89)	—	24.77	2.06	299	1.40		2.36	0.90	7
2023	23.51	0.40		1.93	2.33	(0.57)	(0.04)	(0.09)	(0.70)	—	25.14	9.89	373	1.64		2.46	0.90	9
2022	28.93	0.25		(4.77)	(4.52)	(0.26)	(0.63)	(0.01)	(0.90)	—	23.51	(15.59)	417	1.00		2.40	0.90	11
2021	24.30	0.34	(f)	4.83	5.17	(0.17)	(0.37)	—	(0.54)	0.00	28.93	21.32	654	1.23	(f)	2.38	0.90	10
Class I
2025	$30.12	$0.55		$6.12	$6.67	$(0.79)	$(0.23)	$—	$(1.02)	$—	$35.77	22.13%	$65,684	1.63%		1.35%	0.90%	5%
2024	30.43	0.48		0.14	0.62	(0.71)	(0.21)	(0.01)	(0.93)	—	30.12	2.03	61,116	1.56		1.36	0.90	7
2023	28.34	0.51		2.30	2.81	(0.57)	(0.05)	(0.10)	(0.72)	—	30.43	9.91	52,055	1.72		1.46	0.90	9
2022	34.82	0.30		(5.75)	(5.45)	(0.26)	(0.76)	(0.01)	(1.03)	—	28.34	(15.61)	47,336	0.99		1.40	0.90	11
2021	29.15	0.39	(f)	5.82	6.21	(0.17)	(0.37)	—	(0.54)	0.00	34.82	21.34	62,757	1.20	(f)	1.37	0.90	10

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $297,339, $282,552, $357,890, $295,664, and $311,048 for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was minimal impact on the expense ratios.
(e)	The Fund incurred interest expense, the effect of which was minimal.
(f)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.19 (Class AAA and Class A), $0.17 (Class C), and $0.19 (Class I), and the net investment income/(loss) ratios would have been 0.59% (Class AAA), 0.57% (Class A), (1.40%) (Class C), and 0.58% (Class I) for the year ended December 31, 2021.

See accompanying notes to financial statements.

The Gabelli International Small Cap Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions								Ratios to Average Net Assets/Supplemental Data
Year Ended	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income		Operating Expenses Before Reimbursement	Operating Expenses Net of Reimbursement(c)(d)		Portfolio Turnover Rate
Class AAA
2025	$11.39	$0.19		$4.32	$4.51	$(0.30)	$—		$—	$(0.30)	$0.00	$15.60	39.57%	$3,608	1.41%		4.00%	0.91	%(e)	13%
2024	12.21	0.15		(0.89)	(0.74)	(0.06)	—		(0.02)	(0.08)	0.00	11.39	(6.04)	2,895	1.28		4.35	0.92	(e)	4
2023	11.68	0.12		0.62	0.74	(0.21)	—		—	(0.21)	0.00	12.21	6.32	4,010	1.00		4.02	0.93	(e)	6
2022	15.75	0.18	(f)	(4.20)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.68	(25.50)	4,216	1.48	(f)	3.64	0.92	(e)(g)	5
2021	15.44	0.13	(f)	0.51	0.64	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.75	4.16	6,191	0.79	(f)	2.89	0.92	(g)	15
Class A
2025	$11.36	$0.18		$4.32	$4.50	$(0.30)	$—		$—	$(0.30)	$0.00	$15.56	39.58%	$25	1.33%		4.00%	0.91	%(e)	13%
2024	12.18	0.16		(0.90)	(0.74)	(0.06)	—		(0.02)	(0.08)	0.00	11.36	(6.05)	23	1.36		4.35	0.92	(e)	4
2023	11.65	0.12		0.62	0.74	(0.21)	—		—	(0.21)	0.00	12.18	6.34	52	1.01		4.02	0.93	(e)	6
2022	15.72	0.17	(f)	(4.19)	(4.02)	(0.05)	—		—	(0.05)	0.00	11.65	(25.55)	49	1.40	(f)	3.64	0.92	(e)(g)	5
2021	15.40	0.13	(f)	0.52	0.65	(0.33)	(0.00	)(b)	—	(0.33)	0.00	15.72	4.24	104	0.82	(f)	2.89	0.92	(g)	15
Class C
2025	$10.17	$0.17		$3.86	$4.03	$(0.30)	$—		$—	$(0.30)	$0.00	$13.90	39.59%	$10	1.39%		4.75%	0.91	%(e)	13%
2024	10.92	0.14		(0.81)	(0.67)	(0.06)	—		(0.02)	(0.08)	0.00	10.17	(6.11)	7	1.26		5.10	0.92	(e)	4
2023	10.46	0.11		0.56	0.67	(0.21)	—		—	(0.21)	0.00	10.92	6.39	8	1.01		4.77	0.93	(e)	6
2022	14.12	0.15	(f)	(3.76)	(3.61)	(0.05)	—		—	(0.05)	—	10.46	(25.55)	7	1.36	(f)	4.39	0.92	(e)(g)	5
2021	13.87	0.11	(f)	0.47	0.58	(0.33)	(0.00	)(b)	—	(0.33)	0.00	14.12	4.20	16	0.77	(f)	3.64	0.92	(g)	15
Class I
2025	$11.70	$0.19		$4.45	$4.64	$(0.30)	$—		$—	$(0.30)	$0.00	$16.04	39.63%	$3,052	1.38%		3.75%	0.91	%(e)	13%
2024	12.55	0.16		(0.93)	(0.77)	(0.06)	—		(0.02)	(0.08)	0.00	11.70	(6.11)	2,284	1.27		4.10	0.92	(e)	4
2023	11.99	0.12		0.65	0.77	(0.21)	—		—	(0.21)	0.00	12.55	6.41	2,378	0.99		3.77	0.93	(e)	6
2022	16.18	0.19	(f)	(4.33)	(4.14)	(0.05)	—		—	(0.05)	0.00	11.99	(25.57)	2,592	1.52	(f)	3.39	0.92	(e)(g)	5
2021	15.85	0.14	(f)	0.52	0.66	(0.33)	(0.00	)(b)	—	(0.33)	0.00	16.18	4.18	4,376	0.87	(f)	2.64	0.92	(g)	15

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Under an expense reimbursement agreement with the Adviser, the Adviser reimbursed expenses of $174,119, $194,610, $251,208, $205,704, and $216,306 for the years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively.
(d)	The Fund incurred interest expense. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.90%, 0.90%, 0.90%, and 0.91% for each Class for the years ended December 31, 2025, 2024, 2023, and 2022. For the year ended December 31, 2021, the effect of interest expense was minimal.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2025, 2024, and 2023, if credits had not been received, the expense ratios would have been 0.94%, 0.94%, and 0.95% for each Class, respectively. For the year ended December 31, 2022, there was minimal impact to the expense ratios.
(f)	Includes income resulting from special dividends. Without these dividends, the per share income/(loss) amounts would have been $0.09 and $0.06 (Class AAA), $0.08 and $0.06 (Class A), $0.07 and $0.05 (Class C), and $0.10 and $0.07 (Class I), and the net investment income/(loss) ratios would have been 0.77% and 0.36% (Class AAA), 0.69% and 0.39% (Class A), 0.65% and 0.34% (Class C), and 0.81% and 0.44% (Class I) for the years ended December 31 2022 and 2021, respectively.
(g)	The Fund incurred tax expense for the years ended December 31, 2022 and 2021. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 0.90% for each Class.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open -End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

E. Val Cerutti	$5,000
Werner J. Roeder	$10,000
Anthonie C. van Ekris	$5,000
Salvatore J. Zizza	$8,000

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

During the six months ended December 31, 2025, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the Independent Board Members) who are not interested persons of the Fund. The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

The following is a summary of the Board’s discussion and views regarding these factors:

Global Content & Connectivity Fund

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the Fund’s portfolio managers, the depth of the analyst pool available to the Adviser and the Fund’s portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund’s portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund (as of June 30, 2025) against a peer group of nine other comparable funds prepared by the Adviser (the “Adviser Peer Group”), and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional telecommunication funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the third quartile for the three- and five-year periods and in the fourth quartile for the one- and ten-year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the third quintile for the three-year and five-year periods, in the fifth quintile for the one-year period, and in the fourth quintile for the ten-year period. The Independent Board Members discussed the modest improvement in the Fund’s performance and also recalled the Adviser’s comprehensive discussion of performance earlier in the Meeting.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative charge and with a standalone administrative charge and noted the impact of the expense limitation agreement. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that another affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed data provided by the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a peer group of five other telecommunications funds selected by Broadridge (the “Broadridge Expense Peer Group”), and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s total expense ratio was slightly above the median in the Adviser Peer Group and in the firstquintile in the Broadridge Expense Peer Group, and that the Fund’s size was generally smaller than average within both peer groups. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds and noted the effect of the expense limitation agreement in place for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services. The Independent Board Members noted the steps the Adviser had taken to seek to improve performance. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were acceptable, and that economies of scale were not a significant factor in their thinking at this time. In this regard, the Independent Board Members noted the contractual Expense Deferral Agreement between the Adviser and the Company, on behalf of each Fund, pursuant to which the net expense ratio for each share class of each Fund was capped at 0.90%. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Global Growth Fund

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the Fund’s portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund’s portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance of the Fund (as of June 30, 2025) against a peer group of nine other comparable funds prepared by the Adviser (the “Adviser Peer Group”), and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional global large cap growth funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the first quartile for the three-year, five-year and ten-year periods, and the second quartile for the one-year period as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the three-year and ten-year periods, the second quintile for the five-year period, and the third quintile for the one-year period. The Independent Board Members discussed this comparative data and also recalled the Adviser’s comprehensive discussion of performance earlier in the Meeting.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a stand-alone administrative charge and noted the effect of the expense limitation agreement. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that another affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed data provided by the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a peer group of 11 other global large cap growth funds selected by Broadridge, and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s total expense ratio was in the second quintile for the Broadridge peer group and the lowest in the Advisor Peer Group, but that the Fund’s size was below average within each peer group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds and noted the effect of the expense limitation agreement in place for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, and that economies of scale were not a significant factor in their thinking at this time. In this regard, the Independent Board Members noted the contractual Expense Deferral Agreement between the Adviser and the Company, on behalf of each Fund, pursuant to which the net expense ratio for each share class of each Fund was reduced to 0.90%. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

International Small Cap Fund

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the Fund’s portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the Fund’s portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund (as of June 30, 2025) against a peer group of seven other comparable funds prepared by the Adviser (the “Adviser Peer Group”), and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional international small/mid-cap growth funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the second quartile for the one-year period, in the fourth quartile for the three-year, and ten-year periods, and in the third quartile for the five-year period, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the third quintile for the one-year period, and in the fifth quintile for the three-, five-, and ten-year periods. The Independent Board Members noted that at its current size, the Fund was not competitive among its peer group and encouraged the Adviser to continue to explore ways to increase the size of the Fund. The Independent Board Members also recalled the Adviser’s comprehensive discussion of performance earlier in the Meeting.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a stand-alone administrative charge and noted the effect of the expense limitation agreement. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that another affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed data provided by the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and a peer group of nine other international small/mid-cap growth funds selected by Broadridge (the “Broadridge Expense Peer Group”), and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund’s total expense ratio after waivers was the lowest compared to the Adviser Peer Group, and the lowest compared to all of the funds included in the Broadridge Expense Peer Group. The Independent Board Members discussed how the Fund’s size was lower than average within both peer groups and that the Adviser had been waiving substantial portions of its fees in order to make the Fund a more attractive investment. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds and noted the effect of the expense limitation agreement in place for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, an acceptable performance record, and good ancillary services. The Independent Board Members noted the contractual Expense Deferral Agreement between the Adviser and the Company, on behalf of each Fund, pursuant to which the net expense ratio for each share class of each Fund was reduced to 0.90%. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Global Rising Income and Dividend Fund

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the Fund’s portfolio managers, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the Fund’s portfolio managers.

Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund (as of June 30, 2025) against a peer group of nine other comparable funds prepared by the Adviser (the “Adviser Peer Group”), and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional global equity income funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the second quartile for the one-year period and the fourth quartile for the three-, five-, and ten-year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the third quintile for the one- and five-year periods, and in the fifth quintile for the three- and ten-year periods. The Independent Board Members recalled the Adviser’s comprehensive discussion of performance earlier in the Meeting.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a stand-alone administrative charge and noted the effect of the expense limitation agreement. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that another affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed data provided by the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of nine other global equity income funds selected by Broadridge (the “Broadridge Expense Peer Group”), and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Board Members noted that the Fund’s total expense ratio was one of the lowest for the Adviser Peer Group and the lowest for the Broadridge Expense Peer Group and that the Fund’s size was significantly lower than the average of the Adviser Peer Group, and lower than the average of the Broadridge Expense Peer Group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds and noted the effect of the expense limitation agreement in place for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services. The Independent Board Members noted the reasons for the Fund’s historical underperformance and certain improved performance metrics. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser were reasonable, and that economies of scale were not a significant factor in their thinking at this time. In this regard, the Independent Board Members noted the contractual Expense Deferral Agreement between the Adviser and the Company, on behalf of each Fund, pursuant to which the net expense ratio for each share class of each Fund was reduced to 0.90%. The Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Global Mini MitesTM Fund

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the Fund’s portfolio managers, the scope of supervisory, administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service and reputation of the Fund’s portfolio managers.

Investment Performance. The Independent Board Members reviewed the short-term performance of the Fund (as of June 30, 2025) against a peer group of seven other comparable funds prepared by the Adviser (the “Adviser Peer Group”), and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional global small/mid cap fund, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the first quartile for the one-, three-, and five year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the first quintile for the three-, and five-year periods and the second quintile for the one-year period. The Independent Board Members noted that at its current size, the Fund was not competitive among its peer groups and encouraged the Adviser to continue to explore ways to increase the size of the Fund. The Independent Board Members discussed the Adviser’s comprehensive performance discussion earlier in the Meeting.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with a pro rata administrative overhead charge and with a stand-alone administrative charge and noted the effect of the expense limitation agreement. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions were executed by an affiliated broker of the Adviser and that another affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale and reviewed data provided by the Adviser.

Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the Adviser Peer Group and a peer group of eight other global small/mid cap funds selected by Broadridge (the “Broadridge Expense Peer Group”), and noted that the Adviser’s management fee includes substantially all administrative services of the Fund as well as investment advisory services. The Board Members noted that the Fund’s total expense ratio was the lowest for the Adviser Peer Group and the Broadridge Expense Peer Group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds and noted the effect of the expense limitation agreement in place for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, and good ancillary services and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser were acceptable, and that economies of scale were not a significant factor in their thinking at this time. In this regard, the Independent Board Members noted the contractual Expense Deferral Agreement between the Adviser and the Company, on behalf of each Fund, pursuant to which the net expense ratio for each share class of each Fund was reduced to 0.90%. The Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that each Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of each Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 9, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 9, 2026

*	Print the name and title of each signing officer under his or her signature.